UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 28, 2013

MFS® CASH RESERVE FUND

LMM-SEM

MFS® CASH RESERVE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain.

However, large-scale early repayments of European Central Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 12, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	24.4%
A-1	73.4%
A-2	2.9%
Not Rated	0.0%
Cash & Other	(0.7)%

Maturity breakdown (u)
0 - 7 days	32.1%
8 - 29 days	3.7%
30 - 59 days	31.7%
60 - 89 days	13.4%
90 - 365 days	19.8%
Other Assets Less Liabilities	(0.7)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Cash & Other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2012 through February 28, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
A	Actual	0.17%	$1,000.00	$1,000.00	$0.84
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85
B	Actual	0.17%	$1,000.00	$1,000.00	$0.84
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85
C	Actual	0.17%	$1,000.00	$1,000.00	$0.84
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85
R1	Actual	0.17%	$1,000.00	$1,000.00	$0.84
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85
R2	Actual	0.17%	$1,000.00	$1,000.00	$0.84
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85
R3	Actual	0.17%	$1,000.00	$1,000.00	$0.84
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85
R4	Actual	0.17%	$1,000.00	$1,000.00	$0.84
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85
529A	Actual	0.17%	$1,000.00	$1,000.00	$0.84
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85
529B	Actual	0.17%	$1,000.00	$1,000.00	$0.84
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85
529C	Actual	0.17%	$1,000.00	$1,000.00	$0.84
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

4

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 16.3%
Issuer	Shares/Par	Value ($)
Major Banks - 8.1%
Bank of Montreal/Chicago Branch, 0.15%, due 3/07/13	$15,678,000	$15,678,000
Toronto-Dominion Holdings (USA), Inc., 0.15%, due 5/06/13	15,985,000	15,985,000

		$31,663,000
Other Banks & Diversified Financials - 8.2%
Mizuho Corporate Bank (USA)/New York Branch, 0.13%, due 3/05/13	$8,452,000	$8,452,000
Mizuho Corporate Bank (USA)/New York Branch, 0.15%, due 3/14/13	205,000	205,000
Mizuho Corporate Bank (USA)/New York Branch, 0.31%, due 6/10/13	7,055,000	7,055,000
National Bank of Canada/New York Branch, 0.18%, due 3/01/13	15,974,000	15,974,000

		$31,686,000
Total Certificates of Deposit, at Cost and Value		$63,349,000

Commercial Paper (y) - 21.9%
Automotive - 4.0%
Toyota Motor Credit Corp., 0.09%, due 3/04/13	$11,273,000	$11,272,915
Toyota Motor Credit Corp., 0.19%, due 4/30/13	4,443,000	4,441,593

		$15,714,508
Financial Institutions - 0.6%
General Electric Capital Corp., 0.23%, due 7/16/13	$2,343,000	$2,340,949

Food & Beverages - 8.2%
Anheuser-Busch InBev Worldwide, Inc., 0.25%, due 4/23/13 (t)	$16,360,000	$16,353,979
Coca-Cola Co., 0.1%, due 4/18/13 (t)	7,131,000	7,130,049
Coca-Cola Co., 0.24%, due 3/08/13 (t)	8,289,000	8,288,613

		$31,772,641
Major Banks - 5.2%
ANZ National (International) Ltd., 0.2%, due 4/24/13 (t)	$1,480,000	$1,479,556
JPMorgan Chase & Co., 0.18%, due 4/03/13	962,000	961,841
JPMorgan Chase & Co., 0.25%, due 7/15/13	2,193,000	2,190,929
National Australia Funding (Delaware), Inc., 0.18%, due 5/22/13 (t)	15,737,000	15,730,548

		$20,362,874
Retailers - 2.5%
Wal-Mart Stores Inc., 0.08%, due 3/07/13 (t)	$9,800,000	$9,799,869

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Tobacco - 1.4%
Philip Morris International, Inc., 0.12%, due 4/16/13 (t)	$5,304,000	$5,303,187
Total Commercial Paper, at Amortized Cost and Value		$85,294,028

U.S. Government Agencies and Equivalents (y) - 55.5%
Fannie Mae, 0.11%, due 5/15/13	$15,893,000	$15,889,358
Fannie Mae, 0.125%, due 3/06/13	4,877,000	4,876,915
Fannie Mae, 0.15%, due 3/13/13	2,956,000	2,955,852
Federal Home Loan Bank, 0.085%, due 4/12/13	16,240,000	16,238,390
Federal Home Loan Bank, 0.155%, due 4/12/13	7,000,000	6,998,734
Federal Home Loan Bank, 0.11%, due 4/17/13	15,870,000	15,867,721
Federal Home Loan Bank, 0.13%, due 4/24/13	15,775,000	15,771,924
Federal Home Loan Bank, 0.12%, due 6/19/13	16,500,000	16,493,950
Federal Home Loan Bank, 0.115%, due 3/01/13	16,150,000	16,150,000
Federal Home Loan Bank, 0.075%, due 3/20/13	9,852,000	9,851,610
Freddie Mac, 0.16%, due 3/05/13	150,000	149,997
Freddie Mac, 0.15%, due 3/08/13	7,000,000	6,999,796
Freddie Mac, 0.155%, due 4/08/13	5,410,000	5,409,115
Freddie Mac, 0.085%, due 3/11/13	1,230,000	1,229,971
Freddie Mac, 0.11%, due 3/11/13	150,000	149,995
Freddie Mac, 0.109%, due 7/22/13	16,400,000	16,392,899
U.S. Treasury Bill, 0.07%, due 4/25/13	16,400,000	16,398,247
U.S. Treasury Bill, 0.128%, due 4/25/13	15,720,000	15,716,938
U.S. Treasury Bill, 0.125%, due 5/30/13	10,000,000	9,996,875
U.S. Treasury Bill, 0.105%, due 7/05/13	22,800,000	22,791,621
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$216,329,908

Floating Rate Demand Notes - 4.2%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 3/01/13	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 3/01/13	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.1%, due 3/01/13	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

6

Portfolio of Investments (unaudited) – continued

Repurchase Agreements - 2.8%
Issuer	Shares/Par	Value ($)
Goldman Sachs Repurchase Agreement, 0.18%, dated 2/28/13, due 3/01/13, total to be received $11,066,055 (secured by U.S. Treasury and Federal Agency obligations valued at $11,287,422 in a jointly traded account)	$11,066,000	$11,066,000
Total Investments, at Amortized Cost and Value		$392,338,936

Other Assets, Less Liabilities - (0.7)%		(2,640,156)
Net Assets - 100.0%		$389,698,780

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$392,338,936
Cash	557
Receivables for
Fund shares sold	867,665
Interest	8,766
Receivable from investment adviser and distributor	90,761
Other assets	2,659
Total assets	$393,309,344
Liabilities
Payable for fund shares reacquired	$3,363,434
Payable to affiliates for shareholder servicing costs	214,911
Payable for independent Trustees’ compensation	14,536
Accrued expenses and other liabilities	17,683
Total liabilities	$3,610,564
Net assets	$389,698,780
Net assets consist of
Paid-in capital	$389,923,180
Accumulated net realized gain (loss) on investments	(207,708)
Accumulated distributions in excess of net investment income	(16,692)
Net assets	$389,698,780
Shares of beneficial interest outstanding	389,929,096

	Net assets	Shares outstanding	Net asset value per share
Class A	$122,757,952	122,829,233	$1.00
Class B	32,647,941	32,695,043	1.00
Class C	47,355,330	47,385,150	1.00
Class R1	22,169,012	22,178,664	1.00
Class R2	80,457,686	80,494,828	1.00
Class R3	67,316,746	67,347,717	1.00
Class R4	757,341	759,056	1.00
Class 529A	10,589,009	10,590,578	1.00
Class 529B	701,389	701,705	1.00
Class 529C	4,946,374	4,947,122	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$347,402
Expenses
Management fee	$812,128
Distribution and service fees	1,028,148
Program manager fees	8,089
Shareholder servicing costs	420,353
Administrative services fee	31,940
Independent Trustees’ compensation	5,825
Custodian fee	19,543
Shareholder communications	15,072
Audit and tax fees	16,654
Legal fees	3,181
Miscellaneous	64,709
Total expenses	$2,425,642
Fees paid indirectly	(184)
Reduction of expenses by investment adviser and distributor	(2,078,056)
Net expenses	$347,402
Net investment income	$0
Change in net assets from operations	$0

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/13 (unaudited)	Year ended 8/31/12
From operations
Net investment income	$0	$0
Change in net assets from operations	$0	$0
Change in net assets from fund share transactions	$(25,471,749)	$(91,272,886)
Total change in net assets	$(25,471,749)	$(91,272,886)
Net assets
At beginning of period	415,170,529	506,443,415
At end of period (including accumulated distributions in excess of net investment income of $16,692 and $16,692, respectively)	$389,698,780	$415,170,529

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class A			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments	—		—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—		—	(0.00	)(w)	(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	(w)	0.00	(w)	0.31		3.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.93	0.94		0.85		0.72		0.87
Expenses after expense reductions (f)	0.17	(a)	0.13	0.20		0.27		0.39		0.47
Net investment income	0.00	(a)	0.00	0.00	(w)	0.00	(w)	0.33		3.29
Net assets at end of period (000 omitted)	$122,758		$126,283	$153,634		$141,832		$173,135		$189,684

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class B			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	—		—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
From tax return of capital	—		—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	(w)	0.00	(w)	0.10		2.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.68	1.69		1.69		1.72		1.86
Expenses after expense reductions (f)	0.17	(a)	0.12	0.20		0.27		0.60		1.46
Net investment income	0.00	(a)	0.00	0.00	(w)	0.00	(w)	0.08		2.44
Net assets at end of period (000 omitted)	$32,648		$35,098	$50,379		$66,601		$104,696		$112,707

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class C			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	—		—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
From tax return of capital	—		—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	(w)	0.00	(w)	0.10		2.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.68	1.69		1.69		1.72		1.87
Expenses after expense reductions (f)	0.17	(a)	0.13	0.20		0.27		0.60		1.47
Net investment income	0.00	(a)	0.00	0.00		0.00	(w)	0.08		2.18
Net assets at end of period (000 omitted)	$47,355		$49,851	$61,943		$50,196		$70,005		$79,091

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R1			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00		$0.00(	w)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	—		—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
From tax return of capital	—		—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	0.00	(w)	0.00	(w)	0.10		2.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.68	1.69		1.69		1.72		1.91
Expenses after expense reductions (f)	0.17	(a)	0.13	0.20		0.27		0.58		1.51
Net investment income	0.00	(a)	0.00	0.00		0.00	(w)	0.09		2.10
Net assets at end of period (000 omitted)	$22,169		$24,361	$28,705		$30,233		$29,457		$27,361

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R2			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments	—		—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.00	$(0.00	)(w)	$0.00	(w)	$(0.00	)(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—		—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	0.00	(w)	0.00	(w)	0.17		2.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.18	1.19		1.19		1.22		1.41
Expenses after expense reductions (f)	0.17	(a)	0.13	0.20		0.27		0.51		1.01
Net investment income	0.00	(a)	0.00	0.00		0.00	(w)	0.15		2.58
Net assets at end of period (000 omitted)	$80,458		$83,723	$104,130		$109,362		$120,476		$98,825

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R3			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments	—		—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—		—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	0.00	(w)	0.00	(w)	0.23		3.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.93	0.94		0.94		0.97		1.15
Expenses after expense reductions (f)	0.17	(a)	0.13	0.20		0.27		0.45		0.75
Net investment income	0.00	(a)	0.00	0.00		0.00	(w)	0.20		2.82
Net assets at end of period (000 omitted)	$67,317		$79,029	$85,602		$90,331		$104,062		$82,454

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R4			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments	0.00		—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.00	$0.0	0(w)	$0.00	(w)	$0.00	(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—		—	(0.00	)(w)	(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	0.00	(w)	0.00	(w)	0.31		3.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.69	0.69		0.68		0.72		0.90
Expenses after expense reductions (f)	0.17	(a)	0.12	0.20		0.27		0.38		0.50
Net investment income	0.00	(a)	0.00	0.00	(w)	0.00	(w)	0.23		3.24
Net assets at end of period (000 omitted)	$757		$810	$5,743		$6,172		$5,697		$4,094

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529A			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments	—		—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.00	$(0.00	)(w)	$0.00	(w)	$0.0	0(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—		—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period (x)	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	0.00	(w)	0.00	(w)	0.28		3.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.03	1.04		1.03		1.12		1.40
Expenses after expense reductions (f)	0.17	(a)	0.13	0.20		0.27		0.40		0.65
Net investment income	0.00	(a)	0.00	0.00		0.00	(w)	0.19		3.05
Net assets at end of period (000 omitted)	$10,589		$10,330	$9,710		$9,919		$6,926		$3,777

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529B			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	—		—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
From tax return of capital	—		—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
Net asset value, end of period (x)	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	(w)	0.00	(w)	0.08		2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78(	a)	1.78	1.79		1.79		1.83		2.04
Expenses after expense reductions (f)	0.17	(a)	0.12	0.20		0.27		0.51		1.64
Net investment income	0.00	(a)	0.00	0.00		0.00	(w)	0.04		1.91
Net assets at end of period (000 omitted)	$701		$665	$1,073		$1,613		$1,942		$700

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529C			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	—		—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
From tax return of capital	—		—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	(w)	0.00	(w)	0.08		2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.78	1.79		1.78		1.83		2.04
Expenses after expense reductions (f)	0.17	(a)	0.13	0.20		0.27		0.52		1.64
Net investment income	0.00	(a)	0.00	0.00		0.00	(w)	0.04		1.85
Net assets at end of period (000 omitted)	$4,946		$5,020	$5,525		$6,224		$4,391		$1,820

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Cash Reserve Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

21

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$392,338,936	$—	$392,338,936

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment Transactions and Income –Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

22

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to the timing of recognition of certain expenses.

The fund declared no distributions for the current period or for the year ended August 31, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/13
Cost of investments	$392,338,936

As of 8/31/12
Capital loss carryforwards	(207,708)
Late year ordinary loss deferral	(1,403)
Other temporary differences	(15,289)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
8/31/15	$(219)
8/31/16	(22,989)
8/31/17	(184,390)
Total	$(207,598)

Post-enactment losses which are characterized as follows:
Short-Term	$(110)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

23

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

During the six months ended February 28, 2013, MFS voluntarily waived receipt of $812,128 of the fund’s management fee in order to avoid a negative yield. For the six months ended February 28, 2013, this voluntary waiver had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

In order to avoid a negative yield for the six months ended February 28, 2013, MFS voluntarily agreed to reduce certain other expenses in the amount of $229,332, which is shown as a reduction of total expenses in the Statement of Operations.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$155,412
Class B	0.75%	0.25%	1.00%	0.00%	167,304
Class C	0.75%	0.25%	1.00%	0.00%	247,592
Class R1	0.75%	0.25%	1.00%	0.00%	115,372
Class R2	0.25%	0.25%	0.50%	0.00%	205,422
Class R3	—	0.25%	0.25%	0.00%	95,709
Class 529A	—	0.25%	0.25%	0.00%	13,185
Class 529B	0.75%	0.25%	1.00%	0.00%	3,263
Class 529C	0.75%	0.25%	1.00%	0.00%	24,889
Total Distribution and Service Fees					$1,028,148

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2013 based on each class’s average daily net assets. MFD has agreed in writing to waive the Class A and Class 529A service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2013. These reductions for Class A and Class 529A amounted to

24

Notes to Financial Statements (unaudited) – continued

$155,412 and $13,185, respectively, and are shown as a reduction of total expenses in the Statement of Operations. During the six months ended February 28, 2013, MFD voluntarily waived a receipt of $859,551 of the fund’s distribution and service fees to ensure the fund avoids a negative yield for Class B, Class C, Class R1, Class R2, Class R3, Class 529B, and Class 529C shares. This amount is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2013, were as follows:

Amount
Class A	$106
Class B	61,670
Class C	5,292
Class 529C	50

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended February 28, 2013, this waiver amounted to $4,044. In addition, MFS voluntarily waived receipt of $4,045 of the fund’s program manager fees in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. This voluntary waiver had the effect of reducing the program manager fee by 0.10% of average daily net assets attributable to Class 529A, Class 529B, and Class 529C shares on an annualized basis. The program manager fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2013, were as follows:

	Fee	Waiver
Class 529A	$5,274	$5,274
Class 529B	326	326
Class 529C	2,489	2,489
Total Program Manager Fees and Waivers	$8,089	$8,089

25

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2013, the fee was $130,709, which equated to 0.0644% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $289,644.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $378 and is included in independent Trustees’ compensation for the six months ended February 28, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $14,259 at February 28, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,297 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund

26

Notes to Financial Statements (unaudited) – continued

in the amount of $359, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	31,735,527	$31,735,528	57,061,460	$57,061,469
Class B	9,236,750	9,236,751	15,789,004	15,789,004
Class C	16,004,568	16,004,569	33,095,076	33,095,075
Class R1	4,478,916	4,478,916	6,221,434	6,221,434
Class R2	11,814,897	11,814,897	21,753,341	21,753,341
Class R3	11,176,203	11,176,203	16,302,385	16,302,385
Class R4	94,602	94,603	5,164,020	5,164,020
Class 529A	2,914,847	2,914,847	4,265,918	4,265,919
Class 529B	121,349	121,349	263,423	263,423
Class 529C	1,100,485	1,100,485	2,477,346	2,477,345
	88,678,144	$88,678,148	162,393,407	$162,393,415

Shares reacquired
Class A	(35,260,399)	$(35,260,399)	(84,412,371)	$(84,412,372)
Class B	(11,687,142)	(11,687,146)	(31,069,642)	(31,069,650)
Class C	(18,499,828)	(18,499,828)	(45,187,020)	(45,187,020)
Class R1	(6,671,118)	(6,671,118)	(10,565,350)	(10,565,350)
Class R2	(15,080,413)	(15,080,413)	(42,160,206)	(42,160,206)
Class R3	(22,888,529)	(22,888,529)	(22,875,541)	(22,875,541)
Class R4	(147,561)	(147,561)	(10,096,711)	(10,096,711)
Class 529A	(2,655,485)	(2,655,485)	(3,645,993)	(3,645,993)
Class 529B	(85,332)	(85,333)	(671,541)	(671,541)
Class 529C	(1,174,086)	(1,174,085)	(2,981,917)	(2,981,917)
	(114,149,893)	$(114,149,897)	(253,666,292)	$(253,666,301)

Net change
Class A	(3,524,872)	$(3,524,871)	(27,350,911)	$(27,350,903)
Class B	(2,450,392)	(2,450,395)	(15,280,638)	(15,280,646)
Class C	(2,495,260)	(2,495,259)	(12,091,944)	(12,091,945)
Class R1	(2,192,202)	(2,192,202)	(4,343,916)	(4,343,916)
Class R2	(3,265,516)	(3,265,516)	(20,406,865)	(20,406,865)
Class R3	(11,712,326)	(11,712,326)	(6,573,156)	(6,573,156)
Class R4	(52,959)	(52,958)	(4,932,691)	(4,932,691)
Class 529A	259,362	259,362	619,925	619,926
Class 529B	36,017	36,016	(408,118)	(408,118)
Class 529C	(73,601)	(73,600)	(504,571)	(504,572)
	(25,471,749)	$(25,471,749)	(91,272,885)	$(91,272,886)

27

Notes to Financial Statements (unaudited) – continued

The sale of fund shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2013, the fund’s commitment fee and interest expense were $1,354 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

28

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

29

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2013

MFS® CORE EQUITY FUND

RGI-SEM

MFS® CORE EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain.

However, large-scale early repayments of European Central Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 12, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	4.4%
Apple, Inc.	2.8%
Pfizer, Inc.	2.2%
ACE Ltd.	1.9%
Philip Morris International, Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Google, Inc., “A”	1.5%
Johnson & Johnson	1.4%
Target Corp.	1.3%
Verizon Communications, Inc.	1.2%

Equity sectors
Financial Services	17.5%
Technology (s)	14.8%
Health Care	12.1%
Energy	9.9%
Industrial Goods & Services	7.7%
Consumer Staples	7.5%
Utilities & Communications	6.5%
Leisure	6.1%
Retailing	6.1%
Basic Materials	3.5%
Special Products & Services	2.9%
Transportation	2.2%
Autos & Housing	2.0%

(s)	Includes securities sold short.

Percentages are based on net assets as of 2/28/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2012 through February 28, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
A	Actual	1.12%	$1,000.00	$1,107.51	$5.85
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
B	Actual	1.87%	$1,000.00	$1,103.75	$9.75
	Hypothetical (h)	1.87%	$1,000.00	$1,015.52	$9.35
C	Actual	1.87%	$1,000.00	$1,103.39	$9.75
	Hypothetical (h)	1.87%	$1,000.00	$1,015.52	$9.35
I	Actual	0.87%	$1,000.00	$1,109.14	$4.55
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R1	Actual	1.87%	$1,000.00	$1,103.56	$9.75
	Hypothetical (h)	1.87%	$1,000.00	$1,015.52	$9.35
R2	Actual	1.37%	$1,000.00	$1,106.70	$7.16
	Hypothetical (h)	1.37%	$1,000.00	$1,018.00	$6.85
R3	Actual	1.12%	$1,000.00	$1,107.60	$5.85
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
R4	Actual	0.87%	$1,000.00	$1,109.36	$4.55
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R5	Actual	0.78%	$1,000.00	$1,073.74	$1.31	(i)
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from short sale dividend and interest expenses that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)
Aerospace - 3.1%
Embraer S.A., ADR	50,870	$1,726,528
Honeywell International, Inc.	150,360	10,540,236
Lockheed Martin Corp.	29,670	2,610,960
Precision Castparts Corp.	35,200	6,567,968
United Technologies Corp.	97,740	8,850,357

		$30,296,049
Apparel Manufacturers - 1.3%
Guess?, Inc.	131,050	$3,628,775
NIKE, Inc., “B”	89,740	4,887,240
VF Corp.	24,230	3,907,330

		$12,423,345
Automotive - 1.3%
Delphi Automotive PLC	214,340	$8,970,129
General Motors Co. (a)	151,150	4,103,723

		$13,073,852
Biotechnology - 2.0%
Biogen Idec, Inc. (a)	26,940	$4,481,200
Celgene Corp. (a)	56,890	5,869,910
Gilead Sciences, Inc. (a)	113,680	4,855,273
ViroPharma, Inc. (a)	154,490	3,852,981

		$19,059,364
Broadcasting - 2.1%
News Corp., “A”	334,380	$9,630,144
Time Warner, Inc.	54,730	2,909,994
Walt Disney Co.	144,380	7,881,704

		$20,421,842
Brokerage & Asset Managers - 1.2%
BlackRock, Inc.	13,444	$3,223,199
Franklin Resources, Inc.	24,260	3,426,725
FXCM, Inc., “A”	107,960	1,419,674
NASDAQ OMX Group, Inc.	122,080	3,865,053

		$11,934,651

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 2.0%
Accenture PLC, “A”	56,320	$4,187,955
Bright Horizons Family Solutions, Inc. (a)	33,900	947,844
Fidelity National Information Services, Inc.	126,230	4,752,560
FleetCor Technologies, Inc. (a)	63,150	4,408,502
Gartner, Inc. (a)	49,760	2,476,058
Performant Financial Corp. (a)	213,544	2,829,458
Xoom Corp. (a)	7,900	167,954

		$19,770,331
Cable TV - 1.2%
Comcast Corp., “Special A”	149,480	$5,726,579
Time Warner Cable, Inc.	66,830	5,773,444

		$11,500,023
Chemicals - 1.1%
Celanese Corp.	88,010	$4,123,269
LyondellBasell Industries N.V., “A”	71,000	4,162,020
PPG Industries, Inc.	19,380	2,609,711

		$10,895,000
Computer Software - 4.1%
Check Point Software Technologies Ltd. (a)	147,151	$7,726,899
Citrix Systems, Inc. (a)	87,760	6,222,184
Nuance Communications, Inc. (a)	136,070	2,505,049
Oracle Corp.	315,530	10,810,058
Salesforce.com, Inc. (a)	40,470	6,848,333
Symantec Corp. (a)	155,280	3,639,763
TIBCO Software, Inc. (a)	88,560	1,899,612

		$39,651,898
Computer Software - Systems - 5.2%
Apple, Inc. (s)	61,690	$27,229,966
EMC Corp. (a)	348,690	8,023,357
Hewlett-Packard Co.	527,480	10,623,447
International Business Machines Corp.	4,700	943,901
Vantiv, Inc. (a)	161,490	3,514,022

		$50,334,693
Construction - 0.7%
Stanley Black & Decker, Inc.	81,770	$6,435,299

Consumer Products - 2.0%
Colgate-Palmolive Co.	94,110	$10,769,007
International Flavors & Fragrances, Inc.	58,450	4,265,681

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - continued
Newell Rubbermaid, Inc.	197,240	$4,603,582

		$19,638,270
Consumer Services - 0.9%
Grand Canyon Education, Inc. (a)	45,020	$1,078,229
Priceline.com, Inc. (a)	10,560	7,260,845

		$8,339,074
Containers - 0.7%
Packaging Corp. of America	110,550	$4,618,779
Silgan Holdings, Inc.	40,950	1,757,984

		$6,376,763
Electrical Equipment - 1.8%
AMETEK, Inc.	104,880	$4,387,130
Danaher Corp. (s)	130,900	8,063,440
Sensata Technologies Holding B.V. (a)	98,720	3,207,413
W.W. Grainger, Inc.	9,800	2,219,308

		$17,877,291
Electronics - 2.9%
Altera Corp.	281,670	$9,976,751
ASML Holding N.V.	46,569	3,305,468
KLA-Tencor Corp.	17,500	958,300
Linear Technology Corp.	86,100	3,292,464
Microchip Technology, Inc.	214,920	7,838,132
NXP Semiconductors N.V. (a)	88,630	2,864,522

		$28,235,637
Energy - Independent - 3.8%
Cabot Oil & Gas Corp.	73,350	$4,545,500
Concho Resources, Inc. (a)	28,070	2,525,177
CONSOL Energy, Inc.	24,440	785,746
EOG Resources, Inc.	30,270	3,805,242
EQT Corp.	42,050	2,652,935
Marathon Petroleum Corp.	41,790	3,463,555
Noble Energy, Inc.	52,120	5,776,460
Occidental Petroleum Corp.	22,900	1,885,357
Peabody Energy Corp.	26,650	574,574
Pioneer Natural Resources Co.	43,970	5,531,866
SM Energy Co.	30,651	1,774,080
Valero Energy Corp.	73,970	3,372,292

		$36,692,784

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - 4.4%
Exxon Mobil Corp. (s)	478,822	$42,878,510

Food & Beverages - 3.2%
Coca-Cola Co.	296,790	$11,491,709
Coca-Cola Enterprises, Inc.	100,340	3,590,165
General Mills, Inc.	132,210	6,114,713
Mead Johnson Nutrition Co., “A”	36,250	2,715,488
Mondelez International, Inc.	262,270	7,251,766

		$31,163,841
Food & Drug Stores - 1.0%
CVS Caremark Corp.	144,930	$7,408,822
Kroger Co.	67,320	1,966,417

		$9,375,239
Gaming & Lodging - 0.6%
Wynn Resorts Ltd.	51,840	$6,060,096

General Merchandise - 1.3%
Target Corp.	196,450	$12,368,492

Health Maintenance Organizations - 0.7%
Aetna, Inc.	99,780	$4,708,618
UnitedHealth Group, Inc.	33,860	1,809,817

		$6,518,435
Insurance - 3.8%
ACE Ltd.	214,730	$18,335,795
American International Group, Inc. (a)	167,390	6,362,494
MetLife, Inc.	213,620	7,570,693
Validus Holdings Ltd.	143,020	5,095,803

		$37,364,785
Internet - 2.6%
eBay, Inc. (a)	62,310	$3,407,111
Google, Inc., “A” (a)	17,960	14,389,552
Rackspace Hosting, Inc. (a)	74,210	4,145,371
Shutterfly, Inc. (a)	73,160	3,166,365

		$25,108,399
Leisure & Toys - 0.3%
Activision Blizzard, Inc.	131,110	$1,874,873
Brunswick Corp.	39,830	1,451,405

		$3,326,278

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 2.5%
Eaton Corp. PLC	103,810	$6,433,106
Joy Global, Inc.	89,690	5,680,965
Kennametal, Inc.	90,780	3,674,774
Roper Industries, Inc.	71,330	8,888,431

		$24,677,276
Major Banks - 4.5%
Goldman Sachs Group, Inc.	38,210	$5,722,330
JPMorgan Chase & Co.	316,530	15,484,648
PNC Financial Services Group, Inc.	94,360	5,887,120
State Street Corp.	114,370	6,472,198
Wells Fargo & Co.	300,160	10,529,613

		$44,095,909
Medical & Health Technology & Services - 1.2%
AmerisourceBergen Corp.	69,670	$3,288,424
Cerner Corp. (a)	14,220	1,243,681
Express Scripts Holding Co. (a)	103,330	5,880,510
Henry Schein, Inc. (a)	18,500	1,650,570

		$12,063,185
Medical Equipment - 2.9%
AtriCure, Inc. (a)	114,240	$1,014,451
Cooper Cos., Inc.	38,380	4,070,583
Covidien PLC	89,010	5,658,366
DexCom, Inc. (a)	65,940	984,484
Endologix, Inc. (a)	62,660	943,660
NxStage Medical, Inc. (a)	159,540	1,790,039
Sirona Dental Systems, Inc. (a)	22,460	1,595,109
St. Jude Medical, Inc.	87,580	3,590,780
Stryker Corp.	65,890	4,209,053
Thermo Fisher Scientific, Inc.	52,950	3,907,710

		$27,764,235
Metals & Mining - 0.5%
Cliffs Natural Resources, Inc.	41,110	$1,046,661
Lundin Mining Corp. (a)	343,950	1,557,572
Teck Resources Ltd., “B”	67,083	2,077,052

		$4,681,285
Natural Gas - Distribution - 0.2%
Spectra Energy Corp.	77,380	$2,247,115

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 0.6%
Enbridge, Inc.	84,060	$3,745,714
Kinder Morgan, Inc.	45,177	1,674,711

		$5,420,425
Network & Telecom - 0.2%
Fortinet, Inc. (a)	41,890	$1,012,900
Juniper Networks, Inc. (a)	61,350	1,268,718

		$2,281,618
Oil Services - 1.7%
Cameron International Corp. (a)	74,520	$4,748,414
Dresser-Rand Group, Inc. (a)	62,290	3,840,801
FMC Technologies, Inc. (a)	44,740	2,322,453
Oil States International, Inc. (a)	6,840	520,866
Schlumberger Ltd.	45,060	3,507,921
Superior Energy Services, Inc. (a)	20,110	531,910
Transocean, Inc.	26,890	1,406,347

		$16,878,712
Other Banks & Diversified Financials - 4.5%
American Express Co.	70,600	$4,387,790
BancorpSouth, Inc.	70,280	1,075,284
CapitalSource, Inc.	342,890	3,086,010
CIT Group, Inc. (a)	102,220	4,278,929
Citigroup, Inc.	203,670	8,548,030
EuroDekania Ltd. (a)(z)	580,280	630,689
Fifth Third Bancorp	387,710	6,141,326
PrivateBancorp, Inc.	198,250	3,550,658
Visa, Inc., “A”	57,150	9,066,276
Western Union Co.	188,640	2,646,619

		$43,411,611
Pharmaceuticals - 5.3%
Eli Lilly & Co.	86,320	$4,718,251
Johnson & Johnson	174,960	13,316,206
Perrigo Co.	22,880	2,589,330
Pfizer, Inc.	783,546	21,445,654
Valeant Pharmaceuticals International, Inc. (a)	68,200	4,600,772
Zoetis, Inc. (a)	149,090	4,987,061

		$51,657,274
Pollution Control - 0.3%
Stericycle, Inc. (a)	30,250	$2,901,580

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Printing & Publishing - 0.3%
Moody’s Corp.	70,340	$3,380,540

Railroad & Shipping - 1.1%
Diana Shipping, Inc. (a)	218,910	$1,858,546
Kansas City Southern Co.	18,460	1,900,826
Union Pacific Corp.	49,710	6,815,738

		$10,575,110
Real Estate - 3.5%
Equity Lifestyle Properties, Inc., REIT	133,010	$9,801,507
Mid-America Apartment Communities, Inc., REIT	154,260	10,711,814
Public Storage, Inc., REIT	36,660	5,543,359
Tanger Factory Outlet Centers, Inc., REIT	223,370	7,882,727

		$33,939,407
Restaurants - 1.6%
McDonald’s Corp.	117,460	$11,264,414
Starbucks Corp.	85,780	4,702,460

		$15,966,874
Specialty Chemicals - 1.2%
Airgas, Inc.	32,843	$3,293,496
Albemarle Corp.	22,350	1,454,538
Ecolab, Inc.	86,840	6,647,602

		$11,395,636
Specialty Stores - 2.5%
Amazon.com, Inc. (a)	7,950	$2,100,947
AutoZone, Inc. (a)	11,730	4,459,160
Bed Bath & Beyond, Inc. (a)	69,460	3,941,855
Children’s Place Retail Store, Inc. (a)	63,350	2,879,891
Express, Inc. (a)	218,170	4,036,145
rue21, Inc. (a)	107,020	2,889,540
Tiffany & Co.	63,990	4,297,568

		$24,605,106
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	57,770	$4,482,952
SBA Communications Corp. (a)	42,650	3,033,268

		$7,516,220

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 2.1%
AT&T, Inc.	235,740	$8,465,423
Verizon Communications, Inc.	258,330	12,020,095

		$20,485,518
Tobacco - 2.3%
Lorillard, Inc.	171,570	$6,612,308
Philip Morris International, Inc.	170,520	15,645,210

		$22,257,518
Trucking - 1.1%
Expeditors International of Washington, Inc.	127,550	$4,955,318
Swift Transportation Co. (a)	416,850	5,639,981

		$10,595,299
Utilities - Electric Power - 2.3%
AES Corp.	182,970	$2,126,111
American Electric Power Co., Inc.	77,180	3,611,252
Calpine Corp. (a)	179,810	3,308,504
CMS Energy Corp.	133,517	3,552,887
Edison International	71,990	3,457,680
Great Plains Energy, Inc.	143,450	3,131,514
PG&E Corp.	64,610	2,754,961

		$21,942,909
Total Common Stocks (Identified Cost, $820,488,038)		$957,860,603

Convertible Preferred Stocks - 0.5%
Utilities - Electric Power - 0.5%
PPL Corp., 9.5%	45,860	$2,513,128
PPL Corp., 8.75%	42,560	2,334,842
Total Convertible Preferred Stocks (Identified Cost, $4,496,166)		$4,847,970

	Strike Price	First Exercise

Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (Identified Cost, $89,611) (a)	$40	2/15/12	47,040	$206,976

12

Portfolio of Investments (unaudited) – continued

Money Market Funds - 0.8%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	8,250,921	$8,250,921
Total Investments (Identified Cost, $833,324,736)		$971,166,470

Securities Sold Short - (0.2)%
Electronics - (0.2)%
Xilinx, Inc. (Proceeds Received $1,794,522)	(55,000)	$(2,049,850)

Other Assets, Less Liabilities - 0.4%		3,428,274
Net Assets - 100.0%		$972,544,894

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$8,173,430	$630,689
% of Net assets			0.1%

At February 28, 2013, the fund had cash collateral of $1,989,103 and other liquid securities with an aggregate value of $1,735,948 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $825,073,815)	$962,915,549
Underlying affiliated funds, at cost and value	8,250,921
Total investments, at value (identified cost, $833,324,736)	$971,166,470
Deposits with brokers	1,989,103
Receivables for
Investments sold	3,398,882
Fund shares sold	1,685,045
Interest and dividends	1,677,742
Other assets	5,846
Total assets	$979,923,088
Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,794,522)	$2,049,850
Investments purchased	3,407,053
Fund shares reacquired	1,247,510
Payable to affiliates
Investment adviser	32,594
Shareholder servicing costs	504,624
Distribution and service fees	17,749
Payable for independent Trustees’ compensation	104,418
Accrued expenses and other liabilities	14,396
Total liabilities	$7,378,194
Net assets	$972,544,894
Net assets consist of
Paid-in capital	$926,327,575
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	137,585,779
Accumulated net realized gain (loss) on investments and foreign currency	(95,819,408)
Undistributed net investment income	4,450,948
Net assets	$972,544,894
Shares of beneficial interest outstanding	45,282,804

14

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$763,288,207	35,187,747	$21.69
Class B	41,572,755	2,078,551	20.00
Class C	67,988,144	3,424,822	19.85
Class I	23,044,199	1,020,975	22.57
Class R1	3,541,734	178,677	19.82
Class R2	17,984,882	844,857	21.29
Class R3	51,864,197	2,397,869	21.63
Class R4	3,153,406	144,549	21.82
Class R5	107,370	4,757	22.57

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.01 [100 / 94.25 x $21.69]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$10,015,844
Interest	44,400
Dividends from underlying affiliated funds	5,780
Foreign taxes withheld	(17,071)
Total investment income	$10,048,953
Expenses
Management fee	$2,742,864
Distribution and service fees	1,541,145
Shareholder servicing costs	871,233
Administrative services fee	64,590
Independent Trustees’ compensation	20,041
Custodian fee	45,124
Shareholder communications	41,494
Audit and tax fees	25,140
Legal fees	5,664
Dividend and interest expense on securities sold short	39,715
Miscellaneous	90,614
Total expenses	$5,487,624
Fees paid indirectly	(66)
Reduction of expenses by investment adviser	(802)
Net expenses	$5,486,756
Net investment income	$4,562,197
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$41,555,947
Written options	49,267
Securities sold short	140,895
Foreign currency	(814)
Net realized gain (loss) on investments and foreign currency	$41,745,295
Change in unrealized appreciation (depreciation)
Investments	$48,315,946
Securities sold short	(255,328)
Translation of assets and liabilities in foreign currencies	(627)
Net unrealized gain (loss) on investments and foreign currency translation	$48,059,991
Net realized and unrealized gain (loss) on investments and foreign currency	$89,805,286
Change in net assets from operations	$94,367,483

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/13 (unaudited)	Year ended 8/31/12
From operations
Net investment income	$4,562,197	$4,257,841
Net realized gain (loss) on investments and foreign currency	41,745,295	43,944,879
Net unrealized gain (loss) on investments and foreign currency translation	48,059,991	69,484,871
Change in net assets from operations	$94,367,483	$117,687,591
Distributions declared to shareholders
From net investment income	$(4,250,197)	$(4,062,237)
Change in net assets from fund share transactions	$(2,378,151)	$(23,975,464)
Total change in net assets	$87,739,135	$89,649,890
Net assets
At beginning of period	884,805,759	795,155,869
At end of period (including undistributed net investment income of $4,450,948 and $4,138,948, respectively)	$972,544,894	$884,805,759

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$19.68		$17.20	$14.62	$13.87	$16.75	$19.83
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.11	$0.11	$0.10	$0.12	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.01		2.47	2.58	0.77	(2.92)	(1.71)
Total from investment operations	$2.12		$2.58	$2.69	$0.87	$(2.80)	$(1.62)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.10)	$(0.11)	$(0.12)	$(0.08)	$—
From net realized gain on investments	—		—	—	—	—	(1.46)
Total distributions declared to shareholders	$(0.11)		$(0.10)	$(0.11)	$(0.12)	$(0.08)	$(1.46)
Net asset value, end of period (x)	$21.69		$19.68	$17.20	$14.62	$13.87	$16.75
Total return (%) (r)(s)(t)(x)	10.81	(n)	15.10	18.39	6.27	(16.55)	(8.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.15	1.18	1.24	1.36	1.24
Expenses after expense reductions (f)	1.12	(a)	1.15	1.18	1.23	1.21	1.21
Net investment income	1.10	(a)	0.61	0.60	0.68	1.03	0.52
Portfolio turnover	32	(n)	65	66	77	109	86
Net assets at end of period (000 omitted)	$763,288		$686,616	$612,504	$547,296	$559,572	$650,476
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.11	(a)	1.15	1.17	1.22	1.21	N/A

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class B			2012	2011	2010		2009	2008

Net asset value, beginning of period	$18.11		$15.86	$13.50	$12.80		$15.45	$18.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.02)	$(0.02)	$(0.01)		$0.05	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.86		2.27	2.38	0.71		(2.70)	(1.59)
Total from investment operations	$1.89		$2.25	$2.36	$0.70		$(2.65)	$(1.61)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$—	$—
From net realized gain on investments	—		—	—	—		—	(1.46)
Total distributions declared to shareholders	$—		$—	$—	$(0.00	)(w)	$—	$(1.46)
Net asset value, end of period (x)	$20.00		$18.11	$15.86	$13.50		$12.80	$15.45
Total return (%) (r)(s)(t)(x)	10.44	(n)	14.19	17.48	5.49		(17.15)	(9.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.91	1.93	1.99		2.07	1.88
Expenses after expense reductions (f)	1.87	(a)	1.90	1.93	1.98		1.90	1.86
Net investment income (loss)	0.34	(a)	(0.14)	(0.15)	(0.06)		0.42	(0.14)
Portfolio turnover	32	(n)	65	66	77		109	86
Net assets at end of period (000 omitted)	$41,573		$43,320	$49,181	$55,327		$79,608	$162,122
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.86	(a)	1.90	1.92	1.97		1.90	N/A

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$17.98		$15.74	$13.39	$12.75	$15.38	$18.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.02)	$(0.02)	$(0.01)	$0.04	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.84		2.26	2.37	0.70	(2.67)	(1.58)
Total from investment operations	$1.87		$2.24	$2.35	$0.69	$(2.63)	$(1.60)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.05)	$—	$—
From net realized gain on investments	—		—	—	—	—	(1.46)
Total distributions declared to shareholders	$—		$—	$—	$(0.05)	$—	$(1.46)
Net asset value, end of period (x)	$19.85		$17.98	$15.74	$13.39	$12.75	$15.38
Total return (%) (r)(s)(t)(x)	10.40	(n)	14.23	17.55	5.40	(17.10)	(9.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.90	1.93	1.99	2.06	1.89
Expenses after expense reductions (f)	1.87	(a)	1.90	1.93	1.98	1.91	1.86
Net investment income (loss)	0.34	(a)	(0.14)	(0.15)	(0.07)	0.34	(0.14)
Portfolio turnover	32	(n)	65	66	77	109	86
Net assets at end of period (000 omitted)	$67,988		$64,258	$62,249	$59,265	$63,993	$79,213
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.86	(a)	1.90	1.92	1.97	1.91	N/A

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$20.49		$17.91	$15.21	$14.43	$17.47	$20.54
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.16	$0.15	$0.15	$0.17	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.10		2.57	2.70	0.79	(3.06)	(1.78)
Total from investment operations	$2.24		$2.73	$2.85	$0.94	$(2.89)	$(1.61)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.15)	$(0.15)	$(0.16)	$(0.15)	$—
From net realized gain on investments	—		—	—	—	—	(1.46)
Total distributions declared to shareholders	$(0.16)		$(0.15)	$(0.15)	$(0.16)	$(0.15)	$(1.46)
Net asset value, end of period (x)	$22.57		$20.49	$17.91	$15.21	$14.43	$17.47
Total return (%) (r)(s)(x)	10.97	(n)	15.36	18.73	6.47	(16.29)	(8.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.90	0.93	0.99	1.06	0.89
Expenses after expense reductions (f)	0.87	(a)	0.90	0.93	0.98	0.91	0.86
Net investment income	1.34	(a)	0.86	0.83	0.93	1.32	0.88
Portfolio turnover	32	(n)	65	66	77	109	86
Net assets at end of period (000 omitted)	$23,044		$20,441	$17,250	$16,291	$15,766	$17,269
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.86	(a)	0.90	0.92	0.97	0.91	N/A

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$17.95		$15.72	$13.38	$12.75	$15.39	$18.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.02)	$(0.02)	$(0.01)	$0.04	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.84		2.25	2.37	0.70	(2.68)	(1.57)
Total from investment operations	$1.87		$2.23	$2.35	$0.69	$(2.64)	$(1.60)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)	$(0.06)	$—	$—
From net realized gain on investments	—		—	—	—	—	(1.46)
Total distributions declared to shareholders	$—		$—	$(0.01)	$(0.06)	$—	$(1.46)
Net asset value, end of period (x)	$19.82		$17.95	$15.72	$13.38	$12.75	$15.39
Total return (%) (r)(s)(x)	10.42	(n)	14.19	17.56	5.43	(17.15)	(9.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.90	1.93	1.99	2.06	1.95
Expenses after expense reductions (f)	1.87	(a)	1.90	1.93	1.98	1.91	1.91
Net investment income (loss)	0.34	(a)	(0.14)	(0.15)	(0.07)	0.32	(0.18)
Portfolio turnover	32	(n)	65	66	77	109	86
Net assets at end of period (000 omitted)	$3,542		$4,098	$3,904	$3,688	$3,735	$3,663
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.86(a	)	1.90	1.92	1.97	1.91	N/A

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$19.28		$16.86	$14.33	$13.62	$16.45	$19.53
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.06	$0.06	$0.06	$0.10	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.98		2.42	2.54	0.75	(2.87)	(1.68)
Total from investment operations	$2.06		$2.48	$2.60	$0.81	$(2.77)	$(1.62)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.06)	$(0.07)	$(0.10)	$(0.06)	$—
From net realized gain on investments	—		—	—	—	—	(1.46)
Total distributions declared to shareholders	$(0.05)		$(0.06)	$(0.07)	$(0.10)	$(0.06)	$(1.46)
Net asset value, end of period (x)	$21.29		$19.28	$16.86	$14.33	$13.62	$16.45
Total return (%) (r)(s)(x)	10.73	(n)	14.74	18.14	5.97	(16.71)	(9.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.40	1.43	1.49	1.56	1.45
Expenses after expense reductions (f)	1.37	(a)	1.40	1.43	1.48	1.41	1.41
Net investment income	0.84	(a)	0.36	0.35	0.43	0.82	0.34
Portfolio turnover	32	(n)	65	66	77	109	86
Net assets at end of period (000 omitted)	$17,985		$17,369	$16,424	$14,013	$15,483	$16,539
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.36	(a)	1.40	1.42	1.47	1.41	N/A

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$19.63		$17.16	$14.59	$13.85	$16.73	$19.80
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.11	$0.11	$0.10	$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.00		2.47	2.57	0.77	(2.91)	(1.71)
Total from investment operations	$2.11		$2.58	$2.68	$0.87	$(2.78)	$(1.61)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.11)	$(0.13)	$(0.10)	$—
From net realized gain on investments	—		—	—	—	—	(1.46)
Total distributions declared to shareholders	$(0.11)		$(0.11)	$(0.11)	$(0.13)	$(0.10)	$(1.46)
Net asset value, end of period (x)	$21.63		$19.63	$17.16	$14.59	$13.85	$16.73
Total return (%) (r)(s)(x)	10.82	(n)	15.12	18.38	6.25	(16.48)	(8.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.15	1.18	1.24	1.32	1.19
Expenses after expense reductions (f)	1.12	(a)	1.15	1.18	1.23	1.16	1.17
Net investment income	1.09	(a)	0.61	0.60	0.68	1.07	0.57
Portfolio turnover	32	(n)	65	66	77	109	86
Net assets at end of period (000 omitted)	$51,864		$46,833	$32,277	$26,573	$25,741	$28,185
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.11	(a)	1.15	1.17	1.22	1.16	N/A

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$19.81		$17.32	$14.72	$13.98	$16.92	$19.96
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.16	$0.13	$0.14	$0.10	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.03		2.48	2.62	0.76	(2.90)	(1.73)
Total from investment operations	$2.17		$2.64	$2.75	$0.90	$(2.80)	$(1.58)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.15)	$(0.15)	$(0.16)	$(0.14)	$—
From net realized gain on investments	—		—	—	—	—	(1.46)
Total distributions declared to shareholders	$(0.16)		$(0.15)	$(0.15)	$(0.16)	$(0.14)	$(1.46)
Net asset value, end of period (x)	$21.82		$19.81	$17.32	$14.72	$13.98	$16.92
Total return (%) (r)(s)(x)	10.99	(n)	15.36	18.68	6.40	(16.28)	(8.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.91	0.92	0.98	0.96	0.92
Expenses after expense reductions (f)	0.87	(a)	0.90	0.92	0.97	0.95	0.90
Net investment income	1.37	(a)	0.86	0.75	0.92	0.75	0.83
Portfolio turnover	32	(n)	65	66	77	109	86
Net assets at end of period (000 omitted)	$3,153		$1,871	$1,367	$408	$1,633	$60
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.86	(a)	0.90	0.91	0.97	0.95	N/A

See Notes to Financial Statements

25

Financial Highlights – continued

	Period ended 2/28/13 (i) (unaudited)
Class R5

Net asset value, beginning of period	$21.02
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.50	(g)
Total from investment operations	$1.55
Net asset value, end of period (x)	$22.57
Total return (%) (r)(s)(x)	7.37	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)
Expenses after expense reductions (f)	0.78	(a)
Net investment income	1.35	(a)
Portfolio turnover	32	(n)
Net assets at end of period (000 omitted)	$107
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.78	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2009 would have been lower by approximately 2.41%, 2.40%, 2.42%, 2.40%, 2.40%, 2.36%, 2.40% and 2.40%, respectively.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Core Equity Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impacts of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an

27

Notes to Financial Statements (unaudited) – continued

exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

28

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$932,821,787	$—	$—	$932,821,787
Canada	11,981,110	—	—	11,981,110
Israel	7,726,899	—	—	7,726,899
Netherlands	6,169,990	—	—	6,169,990
Greece	1,858,546	—	—	1,858,546
Brazil	1,726,528	—	—	1,726,528
United Kingdom	—	—	630,689	630,689
Mutual Funds	8,250,921	—	—	8,250,921
Total Investments	$970,535,781	$—	$630,689	$971,166,470
Short Sales	$(2,049,850)	$—	$—	$(2,049,850)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/12	$849,797
Change in unrealized appreciation (depreciation)	(219,108)
Balance as of 2/28/13	$630,689

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2013 is $(219,108).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

29

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. At February 28, 2013, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$151,616	$49,267

There is no change in unrealized gain (loss) from derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to

30

Notes to Financial Statements (unaudited) – continued

the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Deposits with brokers”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

31

Notes to Financial Statements (unaudited) – continued

The following table represents the written option activity in the fund during the six months ended February 28, 2013:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	2,580	634,549
Options closed	(2,515)	(629,392)
Options expired	(65)	(5,157)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2013, this expense amounted to $39,715. The fund segregates cash or

32

Notes to Financial Statements (unaudited) – continued

marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2013, is shown as a reduction of total expenses in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/12
Ordinary income (including any short-term capital gains)	$4,062,237

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/13
Cost of investments	$833,810,049
Gross appreciation	159,078,427
Gross depreciation	(21,722,006)
Net unrealized appreciation (depreciation)	$137,356,421

As of 8/31/12
Undistributed ordinary income	4,248,421
Capital loss carryforwards	(136,867,721)
Other temporary differences	(321,232)
Net unrealized appreciation (depreciation)	89,040,565

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried

34

Notes to Financial Statements (unaudited) – continued

forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/16	$(38,715,457)
8/31/18	(98,152,264)
Total	$(136,867,721)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the acquisition of the MFS New Endeavor Fund, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/13	Year ended 8/31/12
Class A	$3,763,479	$3,629,814
Class I	153,997	144,617
Class R2	46,102	53,991
Class R3	268,678	219,844
Class R4	17,941	13,971
Total	$4,250,197	$4,062,237

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The management fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

35

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.26%	2.01%	2.01%	1.01%	2.01%	1.51%	1.26%	1.01%	0.94%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. For the six months ended February 28, 2013, the fund’s actual expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $308,887 for the six months ended February 28, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$884,556
Class B	0.75%	0.25%	1.00%	1.00%	209,991
Class C	0.75%	0.25%	1.00%	1.00%	324,560
Class R1	0.75%	0.25%	1.00%	1.00%	18,996
Class R2	0.25%	0.25%	0.50%	0.50%	43,066
Class R3	—	0.25%	0.25%	0.25%	59,976
Total Distribution and Service Fees					$1,541,145

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

36

Notes to Financial Statements (unaudited) – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2013, were as follows:

Amount
Class A	$3,845
Class B	19,849
Class C	1,188

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2013, the fee was $295,384, which equated to 0.0651% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $575,849.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.0142% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,315 and the Retirement Deferral plan resulted in an expense of $9,266. Both

37

Notes to Financial Statements (unaudited) – continued

amounts are included in independent Trustees’ compensation for the six months ended February 28, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $104,076 at February 28, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,808 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $802, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 31, 2012, MFS purchased 4,757 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $290,844,051 and $286,546,927, respectively.

38

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/13 (i)		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,496,625	$71,896,816	6,098,731	$112,010,702
Class B	80,010	1,511,800	365,332	6,162,175
Class C	161,901	3,042,299	273,865	4,562,737
Class I	107,473	2,324,269	219,369	4,167,067
Class R1	12,449	232,562	44,008	723,302
Class R2	69,497	1,408,957	271,987	4,901,210
Class R3	183,830	3,774,872	700,462	12,884,565
Class R4	64,721	1,324,665	69,234	1,292,761
Class R5	4,757	100,000	—	—
	4,181,263	$85,616,240	8,042,988	$146,704,519

Shares issued to shareholders in reinvestment of distributions
Class A	173,769	$3,492,749	191,573	$3,293,135
Class I	6,426	134,304	6,214	110,986
Class R2	2,220	43,807	2,968	50,059
Class R3	13,407	268,678	12,826	219,844
Class R4	888	17,941	709	12,243
	196,710	$3,957,479	214,290	$3,686,267

Shares reacquired
Class A	(3,376,654)	$(69,035,413)	(7,005,794)	$(129,393,313)
Class B	(393,089)	(7,439,148)	(1,074,996)	(18,090,170)
Class C	(311,317)	(5,810,000)	(654,543)	(11,047,038)
Class I	(90,510)	(1,924,071)	(191,258)	(3,650,463)
Class R1	(62,041)	(1,157,141)	(64,177)	(1,096,038)
Class R2	(127,559)	(2,508,357)	(348,657)	(6,285,007)
Class R3	(185,576)	(3,761,199)	(207,778)	(3,754,987)
Class R4	(15,499)	(316,541)	(54,459)	(1,049,234)
	(4,562,245)	$(91,951,870)	(9,601,662)	$(174,366,250)

39

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/13 (i)		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Net change
Class A	293,740	$6,354,152	(715,490)	$(14,089,476)
Class B	(313,079)	(5,927,348)	(709,664)	(11,927,995)
Class C	(149,416)	(2,767,701)	(380,678)	(6,484,301)
Class I	23,389	534,502	34,325	627,590
Class R1	(49,592)	(924,579)	(20,169)	(372,736)
Class R2	(55,842)	(1,055,593)	(73,702)	(1,333,738)
Class R3	11,661	282,351	505,510	9,349,422
Class R4	50,110	1,026,065	15,484	255,770
Class R5	4,757	100,000	—	—
	(184,272)	$(2,378,151)	(1,344,384)	$(23,975,464)

(i)	For Class R5, the period is from inception, January 2, 2013, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2013, the fund’s commitment fee and interest expense were $2,774 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,697,876	57,657,832	(62,104,787)	8,250,921

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,780	$8,250,921

40

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2013

MFS® GLOBAL LEADERS FUND

GLD-SEM

MFS® GLOBAL LEADERS FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain.

However, large-scale early repayments of European Central Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 12, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.2%
Groupe Danone	3.1%
Heineken N.V.	3.1%
Tiffany & Co.	3.1%
Publicis Groupe S.A.	2.9%
Diageo PLC	2.9%
Danaher Corp.	2.8%
Pernod Ricard S.A.	2.8%
Schneider Electric S.A.	2.8%
Target Corp.	2.8%

Equity sectors
Consumer Staples	35.4%
Retailing	23.8%
Leisure	14.7%
Industrial Goods & Services	7.4%
Financial Services	4.6%
Technology	2.7%
Basic Materials	2.6%
Special Products & Services	1.8%

Issuer country weightings (x)
United States	36.8%
France	14.0%
United Kingdom	11.8%
Switzerland	9.0%
Japan	7.2%
Netherlands	5.4%
China	3.8%
Germany	2.7%
Italy	2.2%
Other Countries	7.1%

Currency exposure weightings (y)
United States Dollar	36.8%
Euro	27.4%
British Pound Sterling	11.8%
Swiss Franc	9.0%
Japanese Yen	7.2%
Hong Kong Dollar	5.8%
Brazilian Real	2.0%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 2/28/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2012 through February 28, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
A	Actual	1.45%	$1,000.00	$1,112.13	$7.59
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
B	Actual	2.20%	$1,000.00	$1,107.85	$11.50
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
C	Actual	2.20%	$1,000.00	$1,107.96	$11.50
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
I	Actual	1.20%	$1,000.00	$1,113.81	$6.29
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 93.0%
Issuer	Shares/Par	Value ($)
Alcoholic Beverages - 13.5%
Anheuser-Busch InBev N.V.	1,374	$128,725
Diageo PLC	6,544	196,175
Heineken N.V.	2,785	207,462
Pernod Ricard S.A.	1,465	190,096
SABMiller PLC	3,660	181,952

		$904,410
Apparel Manufacturers - 14.3%
Burberry Group PLC	5,268	$109,967
Compagnie Financiere Richemont S.A.	1,390	111,125
Guess?, Inc.	4,640	128,482
Li & Fung Ltd.	98,000	131,415
LVMH Moet Hennessy Louis Vuitton S.A.	892	153,263
NIKE, Inc., “B”	3,376	183,857
Tod’s S.p.A.	1,006	145,654

		$963,763
Broadcasting - 7.7%
Nippon Television Holdings, Inc.	9,000	$135,354
Publicis Groupe S.A.	2,985	197,269
Walt Disney Co.	3,376	184,296

		$516,919
Business Services - 1.8%
Accenture PLC, “A”	1,620	$120,463

Chemicals - 2.6%
3M Co.	1,678	$174,512

Computer Software - 2.7%
SAP AG	2,320	$181,092

Consumer Products - 3.9%
Procter & Gamble Co.	2,008	$152,969
Reckitt Benckiser Group PLC	1,652	110,998

		$263,967

5

Portfolio of Investments (unaudited) - continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 5.7%
Danaher Corp.	3,100	$190,960
Schneider Electric S.A.	2,458	189,077

		$380,037
Food & Beverages - 14.4%
Groupe Danone	3,020	$209,249
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,400	130,545
Nestle S.A.	3,089	215,573
Tingyi (Cayman Islands) Holding Corp.	44,000	115,452
Unilever N.V.	4,041	156,368
Want Want China Holdings Ltd.	101,000	141,689

		$968,876
Food & Drug Stores - 2.4%
Lawson, Inc.	2,200	$163,534

Gaming & Lodging - 2.1%
InterContinental Hotels Group PLC	4,764	$138,125

General Merchandise - 2.8%
Target Corp.	2,963	$186,550

Machinery & Tools - 1.7%
Schindler Holding AG	776	$116,566

Other Banks & Diversified Financials - 4.6%
Julius Baer Group Ltd.	4,300	$162,953
Visa, Inc., “A”	906	143,728

		$306,681
Restaurants - 4.9%
McDonald’s Corp.	1,900	$182,210
YUM! Brands, Inc.	2,220	145,366

		$327,576
Specialty Stores - 4.3%
Industria de Diseno Textil S.A.	600	$79,954
Tiffany & Co.	3,082	206,987

		$286,941
Tobacco - 3.6%
Imperial Tobacco Group PLC	1,602	$58,085
Japan Tobacco, Inc.	5,900	186,185

		$244,270
Total Common Stocks (Identified Cost, $5,260,275)		$6,244,282

6

Portfolio of Investments (unaudited) - continued

Money Market Funds - 5.7%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	384,615	$384,615
Total Investments (Identified Cost, $5,644,890)		$6,628,897

Other Assets, Less Liabilities - 1.3%		90,084
Net Assets - 100.0%		$6,718,981

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $5,260,275)	$6,244,282
Underlying affiliated funds, at cost and value	384,615
Total investments, at value (identified cost, $5,644,890)	$6,628,897
Receivables for
Fund shares sold	95,844
Interest and dividends	19,334
Receivable from investment adviser	11,969
Other assets	242
Total assets	$6,756,286
Liabilities
Payable to affiliates
Shareholder servicing costs	$27
Distribution and service fees	93
Payable for independent Trustees’ compensation	15
Accrued expenses and other liabilities	37,170
Total liabilities	$37,305
Net assets	$6,718,981
Net assets consist of
Paid-in capital	$5,043,212
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	983,952
Accumulated net realized gain (loss) on investments and foreign currency	705,836
Accumulated distributions in excess of net investment income	(14,019)
Net assets	$6,718,981
Shares of beneficial interest outstanding	504,031

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,418,486	256,422	$13.33
Class B	242,012	18,277	13.24
Class C	616,553	46,555	13.24
Class I	2,441,930	182,777	13.36

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.14 [100 / 94.25 x $13.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$101,696
Dividends from underlying affiliated funds	415
Foreign taxes withheld	(3,419)
Total investment income	$98,692
Expenses
Management fee	$54,149
Distribution and service fees	14,156
Shareholder servicing costs	4,251
Administrative services fee	8,679
Independent Trustees’ compensation	643
Custodian fee	5,859
Shareholder communications	2,898
Audit and tax fees	24,451
Legal fees	103
Registration fees	32,553
Miscellaneous	5,493
Total expenses	$153,235
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(66,798)
Net expenses	$86,436
Net investment income	$12,256
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$755,270
Foreign currency	(949)
Net realized gain (loss) on investments and foreign currency	$754,321
Change in unrealized appreciation (depreciation)
Investments	$542,802
Translation of assets and liabilities in foreign currencies	(142)
Net unrealized gain (loss) on investments and foreign currency translation	$542,660
Net realized and unrealized gain (loss) on investments and foreign currency	$1,296,981
Change in net assets from operations	$1,309,237

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/13 (unaudited)	Period ended 8/31/12 (c)
From operations
Net investment income	$12,256	$29,840
Net realized gain (loss) on investments and foreign currency	754,321	83,911
Net unrealized gain (loss) on investments and foreign currency translation	542,660	441,292
Change in net assets from operations	$1,309,237	$555,043
Distributions declared to shareholders
From net investment income	$(60,003)	$—
From net realized gain on investments	(128,508)	—
Total distributions declared to shareholders	$(188,511)	$—
Change in net assets from fund share transactions	$(5,190,109)	$10,233,321
Total change in net assets	$(4,069,383)	$10,788,364
Net assets
At beginning of period	10,788,364	—
At end of period (including accumulated distributions in excess of net investment income of $14,019 and undistributed net investment income of $33,728, respectively)	$6,718,981	$10,788,364

(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$12.16		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.35		1.96
Total from investment operations	$1.36		$2.16
Less distributions declared to shareholders
From net investment income	$(0.06)		$—
From net realized gain on investments	(0.13)		—
Total distributions declared to shareholders	$(0.19)		$—
Net asset value, end of period (x)	$13.33		$12.16
Total return (%) (r)(s)(t)(x)	11.21	(n)	21.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.54	(a)	6.60	(a)
Expenses after expense reductions (f)	1.45	(a)	1.45	(a)
Net investment income	0.16	(a)	1.83	(a)(l)
Portfolio turnover	32	(n)	19	(n)
Net assets at end of period (000 omitted)	$3,418		$8,331

See Notes to Financial Statements

11

Financial Highlights – continued

Class B	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$12.07		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.33		2.08
Total from investment operations	$1.30		$2.07
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—
From net realized gain on investments	(0.13)		—
Net asset value, end of period (x)	$13.24		$12.07
Total return (%) (r)(s)(t)(x)	10.78	(n)	20.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.40	(a)	5.96	(a)
Expenses after expense reductions (f)	2.20	(a)	2.20	(a)
Net investment loss	(0.47	)(a)	(0.10	)(a)
Portfolio turnover	32	(n)	19	(n)
Net assets at end of period (000 omitted)	$242		$131

Class C	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$12.07		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.33		2.08
Total from investment operations	$1.30		$2.07
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—
From net realized gain on investments	(0.13)		—
Net asset value, end of period (x)	$13.24		$12.07
Total return (%) (r)(s)(t)(x)	10.80	(n)	20.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.42	(a)	5.96	(a)
Expenses after expense reductions (f)	2.20	(a)	2.20	(a)
Net investment loss	(0.52	)(a)	(0.07	)(a)
Portfolio turnover	32	(n)	19	(n)
Net assets at end of period (000 omitted)	$617		$133

See Notes to Financial Statements

12

Financial Highlights – continued

Class I	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$12.18		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.34		2.09
Total from investment operations	$1.38		$2.18
Less distributions declared to shareholders
From net investment income	$(0.07)		$—
From net realized gain on investments	(0.13)		—
Total distributions declared to shareholders	$(0.20)		$—
Net asset value, end of period (x)	$13.36		$12.18
Total return (%) (r)(s)(x)	11.38	(n)	21.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	4.94	(a)
Expenses after expense reductions (f)	1.20	(a)	1.20	(a)
Net investment income	0.56	(a)	0.90	(a)
Portfolio turnover	32	(n)	19	(n)
Net assets at end of period (000 omitted)	$2,442		$2,193

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	The net investment income ratio does not vary from the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Leaders Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impacts of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values

14

Notes to Financial Statements (unaudited) – continued

of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

15

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,000,380	$—	$—	$2,000,380
France	576,442	362,512	—	938,954
United Kingdom	461,002	334,300	—	795,302
Switzerland	162,953	443,264	—	606,217
Japan	485,073	—	—	485,073
Netherlands	—	363,830	—	363,830
China	257,141	—	—	257,141
Germany	—	181,092	—	181,092
Italy	145,654	—	—	145,654
Other Countries	390,685	79,954	—	470,639
Mutual Funds	384,615	—	—	384,615
Total Investments	$4,863,945	$1,764,952	$—	$6,628,897

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,387,685 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $523,910 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

16

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the period ended August 31, 2012, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the period ended August 31, 2012.

17

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/13
Cost of investments	$5,644,890
Gross appreciation	1,026,537
Gross depreciation	(42,530)
Net unrealized appreciation (depreciation)	$984,007

As of 8/31/12
Undistributed ordinary income	113,751
Other temporary differences	87
Net unrealized appreciation (depreciation)	441,205

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income	From net realized gain on investments
	Six months ended 2/28/13	Six months ended 2/28/13
Class A	$47,256	$101,361
Class B	—	1,620
Class C	30	2,914
Class I	12,717	22,613
Total	$60,003	$128,508

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and

18

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I
1.45%	2.20%	2.20%	1.20%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. For the six months ended February 28, 2013, this reduction amounted to $66,787 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,135 for the six months ended February 28, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$11,524
Class B	0.75%	0.25%	1.00%	1.00%	855
Class C	0.75%	0.25%	1.00%	1.00%	1,777
Total Distribution and Service Fees					$14,156

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the six months ended February 28, 2013.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

19

Notes to Financial Statements (unaudited) – continued

six months ended February 28, 2013, the fee was $3,374, which equated to 0.0560% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $877.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.1441% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $35 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $11, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 27, 2011, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 180,000 shares of Class I for an aggregate amount of $2,100,000. At February 28, 2013, MFS held 55% and 100% of the outstanding shares of Class B and Class I, respectively.

20

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $3,553,756 and $8,999,953, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/13		Period ended 8/31/12 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	251,169	$3,199,615	696,148	$8,342,949
Class B	7,437	94,787	10,883	110,505
Class C	35,285	445,420	11,386	116,228
Class I	—	—	180,000	1,800,000
	293,891	$3,739,822	898,417	$10,369,682

Shares issued to shareholders in reinvestment of distributions
Class A	11,590	$147,077	—	$—
Class B	129	1,620	—	—
Class C	233	2,944	—	—
Class I	2,777	35,330	—	—
	14,729	$186,971	—	$—

Shares reacquired
Class A	(691,580)	$(9,115,503)	(10,905)	$(131,549)
Class B	(107)	(1,334)	(65)	(766)
Class C	(5)	(65)	(344)	(4,046)
	(691,692)	$(9,116,902)	(11,314)	$(136,361)

Net change
Class A	(428,821)	$(5,768,811)	685,243	$8,211,400
Class B	7,459	95,073	10,818	109,739
Class C	35,513	448,299	11,042	112,182
Class I	2,777	35,330	180,000	1,800,000
	(383,072)	$(5,190,109)	887,103	$10,233,321

(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily,

21

Notes to Financial Statements (unaudited) – continued

unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2013, the fund’s commitment fee and interest expense were $17 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	358,853	3,491,721	(3,465,959)	384,615

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$415	$384,615

22

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

23

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2013

MFS® NEW DISCOVERY FUND

NDF-SEM

MFS® NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain.

However, large-scale early repayments of European Central Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 12, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cabot Oil & Gas Corp.	2.2%
Swift Transportation Co.	2.0%
HomeAway, Inc.	2.0%
Conceptus, Inc.	2.0%
Diana Shipping, Inc.	1.8%
Atwood Oceanics, Inc.	1.8%
Green Mountain Coffee Roasters, Inc.	1.8%
Constant Contact, Inc.	1.7%
Range Resources Corp.	1.6%
Align Technology, Inc.	1.6%

Equity sectors
Technology	20.0%
Health Care	18.0%
Industrial Goods & Services	12.7%
Energy	10.2%
Special Products & Services	9.7%
Basic Materials	7.5%
Transportation	7.3%
Retailing	5.2%
Leisure	4.4%
Consumer Staples	2.5%
Financial Services	1.9%

Percentages are based on net assets as of 2/28/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2012 through February 28, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
A	Actual	1.33%	$1,000.00	$1,138.82	$7.05
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
B	Actual	2.08%	$1,000.00	$1,134.34	$11.01
	Hypothetical (h)	2.08%	$1,000.00	$1,014.48	$10.39
C	Actual	2.08%	$1,000.00	$1,134.74	$11.01
	Hypothetical (h)	2.08%	$1,000.00	$1,014.48	$10.39
I	Actual	1.08%	$1,000.00	$1,140.13	$5.73
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
R1	Actual	2.08%	$1,000.00	$1,134.53	$11.01
	Hypothetical (h)	2.08%	$1,000.00	$1,014.48	$10.39
R2	Actual	1.58%	$1,000.00	$1,137.30	$8.37
	Hypothetical (h)	1.58%	$1,000.00	$1,016.96	$7.90
R3	Actual	1.33%	$1,000.00	$1,138.96	$7.05
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
R4	Actual	1.08%	$1,000.00	$1,140.30	$5.73
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
R5	Actual	0.97%	$1,000.00	$1,141.06	$5.15
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
529A	Actual	1.38%	$1,000.00	$1,138.07	$7.32
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
529B	Actual	2.13%	$1,000.00	$1,134.21	$11.27
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
529C	Actual	2.13%	$1,000.00	$1,134.13	$11.27
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.4%
Issuer	Shares/Par	Value ($)
Airlines - 1.1%
U.S. Airways Group, Inc. (a)	724,530	$9,730,434
United Continental Holdings, Inc. (a)	262,430	7,009,505

		$16,739,939
Biotechnology - 0.7%
ViroPharma, Inc. (a)	427,940	$10,672,824

Brokerage & Asset Managers - 1.0%
LPL Financial Holdings, Inc.	471,950	$14,880,584

Business Services - 7.1%
Bright Horizons Family Solutions, Inc. (a)	753,040	$21,054,998
Concur Technologies, Inc. (a)	237,940	16,703,388
Constant Contact, Inc. (a)(h)	1,792,205	25,323,857
FleetCor Technologies, Inc. (a)	48,390	3,378,106
Gartner, Inc. (a)	317,270	15,787,355
Performant Financial Corp. (a)	1,089,160	14,431,370
Xoom Corp. (a)	384,768	8,180,168

		$104,859,242
Chemicals - 1.0%
Intrepid Potash, Inc.	717,970	$14,151,189

Computer Software - 4.6%
ANSYS, Inc. (a)	225,680	$17,106,544
Blackbaud, Inc.	137,020	3,809,156
CommVault Systems, Inc. (a)	213,110	15,759,485
Nuance Communications, Inc. (a)	789,149	14,528,233
Qlik Technologies, Inc. (a)	672,145	17,475,770

		$68,679,188
Computer Software - Systems - 7.4%
E2open, Inc. (a)	179,980	$3,556,405
Exa Corp. (a)	525,610	5,198,283
ExactTarget, Inc. (a)	514,030	11,462,869
FleetMatics Group PLC (a)	866,100	20,569,875
Fusion-io, Inc. (a)(l)	618,071	10,433,038
Greenway Medical Technologies, Inc. (a)	487,739	7,730,663
Guidewire Software, Inc. (a)	361,930	13,228,542

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
Linx S.A. (a)	405,800	$6,558,322
PROS Holdings, Inc. (a)	299,206	7,797,308
SciQuest, Inc. (a)(h)	1,227,125	23,499,444

		$110,034,749
Consumer Services - 2.6%
HomeAway, Inc. (a)	993,937	$29,321,142
MakeMyTrip Ltd. (a)	718,663	9,694,764

		$39,015,906
Electrical Equipment - 2.8%
MSC Industrial Direct Co., Inc., “A”	259,278	$22,121,599
Sensata Technologies Holding B.V. (a)	579,597	18,831,107

		$40,952,706
Electronics - 5.4%
Mellanox Technologies Ltd. (a)(l)	284,690	$15,011,704
Monolithic Power Systems, Inc.	778,222	19,136,479
NXP Semiconductors N.V. (a)	363,660	11,753,491
Ultratech, Inc. (a)	262,040	10,738,399
Universal Display Corp. (a)	123,587	3,878,160
Veeco Instruments, Inc. (a)	635,703	20,285,283

		$80,803,516
Energy - Independent - 3.8%
Cabot Oil & Gas Corp.	528,198	$32,732,430
Range Resources Corp.	316,804	24,330,547

		$57,062,977
Food & Beverages - 2.5%
Flowers Foods, Inc.	406,210	$11,446,998
Green Mountain Coffee Roasters, Inc. (a)	551,140	26,322,446

		$37,769,444
Gaming & Lodging - 1.2%
Norwegian Cruise Line Holdings Ltd. (a)	556,670	$17,245,637

General Merchandise - 1.2%
Five Below, Inc. (a)	438,266	$17,442,987

Internet - 2.6%
Millennial Media, Inc. (a)	697,760	$6,538,011
Rackspace Hosting, Inc. (a)	213,270	11,913,262

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
Shutterfly, Inc. (a)	476,260	$20,612,533

		$39,063,806
Machinery & Tools - 9.9%
Allison Transmission Holdings, Inc.	975,130	$22,525,503
IPG Photonics Corp.	250,640	14,860,446
Joy Global, Inc.	322,686	20,438,931
Kennametal, Inc.	449,720	18,204,666
Polypore International, Inc. (a)	492,763	18,862,968
Proto Labs, Inc. (a)	312,860	14,544,861
Titan Machinery, Inc. (a)	254,284	7,183,523
United Rentals, Inc. (a)	249,815	13,342,619
WABCO Holdings, Inc. (a)	236,837	16,275,439

		$146,238,956
Medical & Health Technology & Services - 5.2%
Advisory Board Co. (a)	174,506	$8,866,650
Brookdale Senior Living, Inc. (a)	528,415	14,626,527
Capital Senior Living Corp. (a)	447,870	10,301,010
Healthcare Services Group, Inc.	804,893	19,397,921
HMS Holdings Corp. (a)	493,410	14,303,956
IDEXX Laboratories, Inc. (a)	111,800	10,299,016

		$77,795,080
Medical Equipment - 9.8%
Align Technology, Inc. (a)	764,144	$24,024,687
Cepheid, Inc. (a)	560,920	20,434,316
Conceptus, Inc. (a)	1,303,056	29,097,240
DexCom, Inc. (a)	668,818	9,985,453
Endologix, Inc. (a)	1,312,233	19,762,229
Globus Medical, Inc., “A” (a)(l)	911,127	13,165,785
NxStage Medical, Inc. (a)	1,111,124	12,466,811
Uroplasty, Inc. (a)(h)	1,402,803	3,422,839
Volcano Corp. (a)	600,512	12,995,080

		$145,354,440
Metals & Mining - 4.0%
Globe Specialty Metals, Inc.	1,344,998	$19,220,021
GrafTech International Ltd. (a)	1,535,060	11,344,093
Iluka Resources Ltd.	1,732,781	18,538,263
Molycorp, Inc. (a)	1,575,780	9,675,289

		$58,777,666

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 6.4%
Atwood Oceanics, Inc. (a)	519,329	$26,563,678
Basic Energy Services, Inc. (a)	785,800	11,496,254
Dresser-Rand Group, Inc. (a)	334,904	20,650,181
Helmerich & Payne, Inc.	108,340	7,178,608
Key Energy Services, Inc. (a)	1,269,860	10,895,399
Superior Energy Services, Inc. (a)	696,220	18,415,019

		$95,199,139
Other Banks & Diversified Financials - 0.9%
Air Lease Corp.	356,026	$9,673,226
First Republic Bank	98,850	3,603,083

		$13,276,309
Pharmaceuticals - 2.3%
Kythera Biopharmaceuticals, Inc. (a)	179,100	$4,667,346
Perrigo Co.	116,390	13,171,856
Zoetis, Inc. (a)	477,650	15,977,393

		$33,816,595
Railroad & Shipping - 2.3%
Diana Shipping, Inc. (a)	3,192,248	$27,102,186
Navios Maritime Holdings, Inc.	1,786,550	6,645,966

		$33,748,152
Restaurants - 3.2%
Arcos Dorados Holdings, Inc.	1,745,140	$22,110,924
Chuy’s Holdings, Inc. (a)	515,333	14,692,144
Dunkin Brands Group, Inc.	295,540	10,979,311

		$47,782,379
Specialty Chemicals - 2.5%
Rockwood Holdings, Inc.	255,550	$15,997,430
Tronox Ltd., “A”	1,040,200	21,365,708

		$37,363,138
Specialty Stores - 4.0%
Citi Trends, Inc. (a)(h)	1,185,673	$12,200,575
Monro Muffler Brake, Inc.	494,033	18,303,923
Tiffany & Co.	153,880	10,334,581
Zumiez, Inc. (a)	830,710	19,023,259

		$59,862,338

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 3.9%
Atlas Air Worldwide Holdings, Inc. (a)	426,096	$20,107,470
Celadon Group, Inc.	363,290	7,240,370
Swift Transportation Co. (a)	2,230,950	30,184,754

		$57,532,594
Total Common Stocks (Identified Cost, $1,255,750,108)		$1,476,121,480

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	15,261,335	$15,261,335

Collateral for Securities Loaned - 0.9%
Navigator Securities Lending Prime Portfolio, 0.22%, at Cost and Net Asset Value (j)	13,672,716	$13,672,716
Total Investments (Identified Cost, $1,284,684,159)		$1,505,055,531

Other Assets, Less Liabilities - (1.3)%		(20,021,965)
Net Assets - 100.0%		$1,485,033,566

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,189,557,668)	$1,425,347,481
Underlying affiliated funds, at cost and value	15,261,335
Other affiliated issuers, at value (identified cost, $79,865,156)	64,446,715
Total investments, at value, including $13,866,327 of securities on loan (identified cost, $1,284,684,159)	$1,505,055,531
Receivables for
Investments sold	8,037,174
Fund shares sold	8,716,586
Interest and dividends	460,073
Other assets	7,818
Total assets	$1,522,277,182
Liabilities
Payables for
Investments purchased	$20,050,942
Fund shares reacquired	2,707,250
Collateral for securities loaned, at value	13,672,716
Payable to affiliates
Investment adviser	70,646
Shareholder servicing costs	609,643
Distribution and service fees	18,476
Program manager fees	15
Payable for independent Trustees’ compensation	5,493
Accrued expenses and other liabilities	108,435
Total liabilities	$37,243,616
Net assets	$1,485,033,566
Net assets consist of
Paid-in capital	$1,320,968,293
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	220,371,378
Accumulated net realized gain (loss) on investments and foreign currency	(45,911,714)
Accumulated net investment loss	(10,394,391)
Net assets	$1,485,033,566
Shares of beneficial interest outstanding	64,173,244

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$608,980,352	26,517,103	$22.97
Class B	33,602,750	1,651,333	20.35
Class C	105,695,916	5,186,210	20.38
Class I	236,080,062	9,641,263	24.49
Class R1	7,728,705	381,768	20.24
Class R2	41,784,622	1,881,776	22.20
Class R3	76,969,122	3,353,949	22.95
Class R4	161,867,624	6,867,092	23.57
Class R5	206,916,502	8,443,097	24.51
Class 529A	3,930,143	175,275	22.42
Class 529B	264,838	13,336	19.86
Class 529C	1,212,930	61,042	19.87

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $24.37 [100 / 94.25 x $22.97] and $23.79 [100 / 94.25 x $22.42], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$4,611,551
Income on securities loaned	540,570
Dividends from underlying affiliated funds	5,757
Foreign taxes withheld	(12,924)
Total investment income	$5,144,954
Expenses
Management fee	$5,828,401
Distribution and service fees	1,523,359
Program manager fees	2,376
Shareholder servicing costs	870,204
Administrative services fee	89,835
Independent Trustees’ compensation	14,437
Custodian fee	63,584
Shareholder communications	53,598
Audit and tax fees	26,593
Legal fees	8,187
Miscellaneous	106,535
Total expenses	$8,587,109
Fees paid indirectly	(487)
Reduction of expenses by investment adviser and distributor	(154,054)
Net expenses	$8,432,568
Net investment loss	$(3,287,614)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$60,060,236
Other affiliated issuers	(721,685)
Foreign currency	(19,527)
Net realized gain (loss) on investments and foreign currency	$59,319,024
Change in unrealized appreciation (depreciation)
Investments	$117,308,941
Translation of assets and liabilities in foreign currencies	6
Net unrealized gain (loss) on investments and foreign currency translation	$117,308,947
Net realized and unrealized gain (loss) on investments and foreign currency	$176,627,971
Change in net assets from operations	$173,340,357

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/13 (unaudited)	Year ended 8/31/12
From operations
Net investment loss	$(3,287,614)	$(9,789,936)
Net realized gain (loss) on investments and foreign currency	59,319,024	(77,936,137)
Net unrealized gain (loss) on investments and foreign currency translation	117,308,947	197,089,128
Change in net assets from operations	$173,340,357	$109,363,055
Distributions declared to shareholders
From net realized gain on investments	$—	$(208,715,402)
Change in net assets from fund share transactions	$64,635,175	$125,313,234
Total change in net assets	$237,975,532	$25,960,887
Net assets
At beginning of period	1,247,058,034	1,221,097,147
At end of period (including accumulated net investment loss of $10,394,391 and $7,106,777, respectively)	$1,485,033,566	$1,247,058,034

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class A			2012	2011	2010	2009		2008

Net asset value, beginning of period	$20.17		$22.63	$19.03	$16.22	$17.96		$20.48
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.16)	$(0.22)	$(0.17)	$(0.13)		$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	2.86		1.80	5.23	2.98	(1.61	)(g)	(1.70)
Total from investment operations	$2.80		$1.64	$5.01	$2.81	$(1.74)		$(1.86)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$22.97		$20.17	$22.63	$19.03	$16.22		$17.96
Total return (%) (r)(s)(t)(x)	13.88	(n)	9.88	26.13	17.32	(9.69)		(9.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.39	1.40	1.51	1.70		1.61
Expenses after expense reductions (f)	1.33	(a)	1.35	1.30	1.41	1.60		1.51
Net investment loss	(0.54	)(a)	(0.83)	(0.90)	(0.92)	(1.05)		(0.86)
Portfolio turnover	50	(n)	128	205	167	150		95
Net assets at end of period (000 omitted)	$608,980		$529,749	$626,258	$338,380	$248,658		$282,079

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class B			2012	2011	2010	2009		2008

Net asset value, beginning of period	$17.94		$20.73	$17.65	$15.16	$16.90		$19.44
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.28)	$(0.37)	$(0.29)	$(0.21)		$(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency	2.53		1.59	4.86	2.78	(1.53	)(g)	(1.61)
Total from investment operations	$2.41		$1.31	$4.49	$2.49	$(1.74)		$(1.88)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$20.35		$17.94	$20.73	$17.65	$15.16		$16.90
Total return (%) (r)(s)(t)(x)	13.43	(n)	9.08	25.18	16.42	(10.30)		(9.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.14	2.15	2.26	2.41		2.27
Expenses after expense reductions (f)	2.08	(a)	2.10	2.05	2.16	2.30		2.17
Net investment loss	(1.28	)(a)	(1.59)	(1.65)	(1.67)	(1.76)		(1.53)
Portfolio turnover	50	(n)	128	205	167	150		95
Net assets at end of period (000 omitted)	$33,603		$30,308	$33,037	$26,777	$27,582		$38,724

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class C			2012	2011	2010	2009		2008

Net asset value, beginning of period	$17.96		$20.76	$17.67	$15.18	$16.93		$19.46
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.28)	$(0.37)	$(0.30)	$(0.21)		$(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency	2.54		1.58	4.87	2.79	(1.54	)(g)	(1.60)
Total from investment operations	$2.42		$1.30	$4.50	$2.49	$(1.75)		$(1.87)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$20.38		$17.96	$20.76	$17.67	$15.18		$16.93
Total return (%) (r)(s)(t)(x)	13.47	(n)	9.01	25.21	16.40	(10.34)		(9.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.14	2.15	2.26	2.40		2.26
Expenses after expense reductions (f)	2.08	(a)	2.10	2.05	2.16	2.30		2.16
Net investment loss	(1.29	)(a)	(1.59)	(1.65)	(1.67)	(1.75)		(1.51)
Portfolio turnover	50	(n)	128	205	167	150		95
Net assets at end of period (000 omitted)	$105,696		$91,138	$95,479	$37,144	$25,431		$29,661

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class I			2012	2011	2010	2009		2008

Net asset value, beginning of period	$21.48		$23.77	$19.88	$16.91	$18.67		$21.19
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.12)	$(0.17)	$(0.13)	$(0.10)		$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	3.04		1.93	5.47	3.10	(1.66	)(g)	(1.76)
Total from investment operations	$3.01		$1.81	$5.30	$2.97	$(1.76)		$(1.86)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$24.49		$21.48	$23.77	$19.88	$16.91		$18.67
Total return (%) (r)(s)(x)	14.01	(n)	10.16	26.48	17.56	(9.43)		(8.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.15	1.15	1.26	1.35		1.26
Expenses after expense reductions (f)	1.08	(a)	1.10	1.05	1.16	1.25		1.16
Net investment loss	(0.31	)(a)	(0.59)	(0.65)	(0.67)	(0.71)		(0.51)
Portfolio turnover	50	(n)	128	205	167	150		95
Net assets at end of period (000 omitted)	$236,080		$170,830	$323,848	$263,575	$238,410		$90,045

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R1			2012	2011	2010	2009		2008

Net asset value, beginning of period	$17.84		$20.65	$17.58	$15.10	$16.84		$19.37
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.28)	$(0.37)	$(0.29)	$(0.21)		$(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency	2.52		1.57	4.85	2.77	(1.53	)(g)	(1.60)
Total from investment operations	$2.40		$1.29	$4.48	$2.48	$(1.74)		$(1.87)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$20.24		$17.84	$20.65	$17.58	$15.10		$16.84
Total return (%) (r)(s)(x)	13.45	(n)	9.00	25.22	16.42	(10.33)		(9.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.14	2.15	2.26	2.40		2.30
Expenses after expense reductions (f)	2.08	(a)	2.10	2.05	2.16	2.30		2.20
Net investment loss	(1.28	)(a)	(1.59)	(1.65)	(1.67)	(1.76)		(1.54)
Portfolio turnover	50	(n)	128	205	167	150		95
Net assets at end of period (000 omitted)	$7,729		$7,506	$6,904	$5,253	$4,217		$4,565

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R2			2012	2011	2010	2009		2008

Net asset value, beginning of period	$19.52		$22.09	$18.65	$15.94	$17.68		$20.21
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.21)	$(0.28)	$(0.22)	$(0.16)		$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	2.76		1.74	5.13	2.93	(1.58	)(g)	(1.68)
Total from investment operations	$2.68		$1.53	$4.85	$2.71	$(1.74)		$(1.87)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$22.20		$19.52	$22.09	$18.65	$15.94		$17.68
Total return (%) (r)(s)(x)	13.73	(n)	9.58	25.79	17.00	(9.84)		(9.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.64	1.65	1.76	1.90		1.80
Expenses after expense reductions (f)	1.58	(a)	1.60	1.55	1.66	1.80		1.70
Net investment loss	(0.78	)(a)	(1.09)	(1.15)	(1.17)	(1.26)		(1.03)
Portfolio turnover	50	(n)	128	205	167	150		95
Net assets at end of period (000 omitted)	$41,785		$35,599	$24,316	$13,125	$11,312		$13,675

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R3			2012	2011	2010	2009		2008

Net asset value, beginning of period	$20.15		$22.62	$19.02	$16.22	$17.94		$20.45
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.16)	$(0.22)	$(0.18)	$(0.13)		$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	2.86		1.79	5.23	2.98	(1.59	)(g)	(1.70)
Total from investment operations	$2.80		$1.63	$5.01	$2.80	$(1.72)		$(1.85)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$22.95		$20.15	$22.62	$19.02	$16.22		$17.94
Total return (%) (r)(s)(x)	13.90	(n)	9.84	26.14	17.26	(9.59)		(9.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.39	1.40	1.51	1.65		1.57
Expenses after expense reductions (f)	1.33	(a)	1.35	1.30	1.41	1.55		1.47
Net investment loss	(0.53	)(a)	(0.83)	(0.90)	(0.93)	(1.00)		(0.82)
Portfolio turnover	50	(n)	128	205	167	150		95
Net assets at end of period (000 omitted)	$76,969		$61,125	$28,966	$6,456	$3,492		$4,204

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R4			2012	2011	2010	2009		2008

Net asset value, beginning of period	$20.67		$23.04	$19.31	$16.42	$18.13		$20.60
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.12)	$(0.16)	$(0.13)	$(0.10)		$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	2.93		1.85	5.30	3.02	(1.61	)(g)	(1.71)
Total from investment operations	$2.90		$1.73	$5.14	$2.89	$(1.71)		$(1.81)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$23.57		$20.67	$23.04	$19.31	$16.42		$18.13
Total return (%) (r)(s)(x)	14.03	(n)	10.13	26.43	17.60	(9.43)		(9.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.14	1.15	1.26	1.40		1.30
Expenses after expense reductions (f)	1.08	(a)	1.10	1.05	1.16	1.30		1.20
Net investment loss	(0.28	)(a)	(0.58)	(0.66)	(0.67)	(0.76)		(0.55)
Portfolio turnover	50	(n)	128	205	167	150		95
Net assets at end of period (000 omitted)	$161,868		$141,694	$78,534	$50,147	$42,974		$55,828

See Notes to Financial Statements

21

Financial Highlights – continued

Class R5	Six months ended 2/28/13 (unaudited)		Year ended 8/31/2012 (i)

Net asset value, beginning of period	$21.48		$19.73
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	3.05		1.78
Total from investment operations	$3.03		$1.75
Net asset value, end of period (x)	$24.51		$21.48
Total return (%) (r)(s)(x)	14.11	(n)	8.87	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.07	(a)
Expenses after expense reductions (f)	0.97	(a)	1.05	(a)
Net investment loss	(0.17	)(a)	(0.49	)(a)
Portfolio turnover	50	(n)	128
Net assets at end of period (000 omitted)	$206,917		$174,681

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529A			2012	2011	2010	2009		2008

Net asset value, beginning of period	$19.70		$22.22	$18.71	$15.97	$17.70		$20.23
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.17)	$(0.24)	$(0.19)	$(0.14)		$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	2.78		1.75	5.16	2.93	(1.59	)(g)	(1.68)
Total from investment operations	$2.72		$1.58	$4.92	$2.74	$(1.73)		$(1.87)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$22.42		$19.70	$22.22	$18.71	$15.97		$17.70
Total return (%) (r)(s)(t)(x)	13.81	(n)	9.80	26.09	17.16	(9.77)		(9.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.49	1.50	1.61	1.80		1.80
Expenses after expense reductions (f)	1.38	(a)	1.40	1.39	1.51	1.70		1.70
Net investment loss	(0.58	)(a)	(0.89)	(0.99)	(1.02)	(1.15)		(1.04)
Portfolio turnover	50(n	)	128	205	167	150		95
Net assets at end of period (000 omitted)	$3,930		$3,304	$2,848	$1,735	$1,444		$1,568

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529B			2012	2011	2010	2009		2008

Net asset value, beginning of period	$17.51		$20.35	$17.36	$14.92	$16.65		$19.20
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.28)	$(0.38)	$(0.31)	$(0.22)		$(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency	2.47		1.54	4.78	2.75	(1.51	)(g)	(1.60)
Total from investment operations	$2.35		$1.26	$4.40	$2.44	$(1.73)		$(1.89)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$19.86		$17.51	$20.35	$17.36	$14.92		$16.65
Total return (%) (r)(s)(t)(x)	13.42	(n)	8.99	25.08	16.35	(10.39)		(10.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.24	2.24	2.36	2.50		2.45
Expenses after expense reductions (f)	2.13	(a)	2.15	2.14	2.26	2.40		2.35
Net investment loss	(1.34	)(a)	(1.64)	(1.74)	(1.77)	(1.85)		(1.70)
Portfolio turnover	50	(n)	128	205	167	150		95
Net assets at end of period (000 omitted)	$265		$217	$197	$204	$175		$212

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529C			2012	2011	2010	2009		2008

Net asset value, beginning of period	$17.52		$20.36	$17.36	$14.93	$16.66		$19.21
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.28)	$(0.38)	$(0.31)	$(0.22)		$(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency	2.47		1.54	4.79	2.74	(1.51	)(g)	(1.60)
Total from investment operations	$2.35		$1.26	$4.41	$2.43	$(1.73)		$(1.89)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$19.87		$17.52	$20.36	$17.36	$14.93		$16.66
Total return (%) (r)(s)(t)(x)	13.41	(n)	8.98	25.14	16.28	(10.38)		(10.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.24	2.25	2.36	2.48		2.45
Expenses after expense reductions (f)	2.13	(a)	2.15	2.14	2.26	2.38		2.34
Net investment loss	(1.33	)(a)	(1.64)	(1.74)	(1.78)	(1.83)		(1.70)
Portfolio turnover	50	(n)	128	205	167	150		95
Net assets at end of period (000 omitted)	$1,213		$906	$709	$469	$393		$299

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impacts of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values

26

Notes to Financial Statements (unaudited) – continued

of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

27

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,358,705,860	$—	$—	$1,358,705,860
Greece	33,748,152	—	—	33,748,152
Argentina	22,110,924	—	—	22,110,924
Australia	—	18,538,263	—	18,538,263
Israel	15,011,704	—	—	15,011,704
Netherlands	11,753,491	—	—	11,753,491
India	9,694,764	—	—	9,694,764
Brazil	6,558,322	—	—	6,558,322
Mutual Funds	28,934,051	—	—	28,934,051
Total Investments	$1,486,517,268	$18,538,263	$—	$1,505,055,531

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $18,538,263 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a

28

Notes to Financial Statements (unaudited) – continued

money market fund or short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items

29

Notes to Financial Statements (unaudited) – continued

of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/12
Ordinary income (including any short-term capital gains)	$178,380,330
Long-term capital gains	30,335,072
Total distributions	$208,715,402

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/13
Cost of investments	$1,306,650,849
Gross appreciation	255,759,923
Gross depreciation	(57,355,241)
Net unrealized appreciation (depreciation)	$198,404,682

As of 8/31/12
Capital loss carryforwards	(76,893,008)
Post-October capital loss deferral	(6,371,040)
Late year ordinary loss deferral	(7,101,118)
Other temporary differences	(5,659)
Net unrealized appreciation (depreciation)	81,095,741

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(67,780,301)
Long-Term	(9,112,707)
Total	$(76,893,008)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are

30

Notes to Financial Statements (unaudited) – continued

allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/13	Year ended 8/31/12
Class A	$—	$99,420,129
Class B	—	6,304,306
Class C	—	18,068,323
Class I	—	55,378,566
Class R1	—	1,433,390
Class R2	—	4,989,580
Class R3	—	7,142,920
Class R4	—	15,256,911
Class 529A	—	525,456
Class 529B	—	41,844
Class 529C	—	153,977
Total	$—	$208,715,402

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $1 billion up to $2.5 billion and 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. This management fee reduction amounted to $151,710, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.88% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
1.41%	2.16%	2.16%	1.16%	2.16%	1.66%	1.41%	1.16%	1.10%	1.46%	2.21%	2.21%

31

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. For the six months ended February 28, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $78,344 and $1,338 for the six months ended February 28, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$679,352
Class B	0.75%	0.25%	1.00%	1.00%	154,823
Class C	0.75%	0.25%	1.00%	1.00%	464,953
Class R1	0.75%	0.25%	1.00%	1.00%	37,311
Class R2	0.25%	0.25%	0.50%	0.50%	93,248
Class R3	—	0.25%	0.25%	0.25%	83,052
Class 529A	—	0.25%	0.25%	0.25%	4,381
Class 529B	0.75%	0.25%	1.00%	1.00%	1,139
Class 529C	0.75%	0.25%	1.00%	1.00%	5,100
Total Distribution and Service Fees					$1,523,359

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within

32

Notes to Financial Statements (unaudited) – continued

six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2013, were as follows:

Amount
Class A	$1,621
Class B	21,148
Class C	5,825
Class 529B	1
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended February 28, 2013, this waiver amounted to $1,188 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2013, were as follows:

	Fee	Waiver
Class 529A	$1,752	$876
Class 529B	114	57
Class 529C	510	255
Total Program Manager Fees and Waivers	$2,376	$1,188

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2013, the fee was $167,382, which equated to 0.0258% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $702,822.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide

33

Notes to Financial Statements (unaudited) – continued

these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.0139% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $88 and is included in independent Trustees’ compensation for the six months ended February 28, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,194 at February 28, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,952 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,156, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 5,068 shares of Class R5 for an aggregate amount of $100,000.

34

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $719,422,922 and $661,198,278, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/13		Year ended 8/31/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,547,737	$76,340,465	8,858,818	$175,776,653
Class B	184,506	3,492,075	400,753	7,115,653
Class C	753,755	14,464,554	1,508,319	26,246,463
Class I	3,716,987	85,685,040	5,957,386	122,417,695
Class R1	49,247	919,768	138,140	2,476,394
Class R2	462,805	9,478,026	1,059,597	20,115,423
Class R3	857,428	18,228,633	2,162,572	41,914,938
Class R4	1,026,219	22,422,467	4,077,139	81,702,018
Class R5	908,340	20,358,238	8,463,019	167,200,800
Class 529A	13,660	283,229	24,840	473,601
Class 529B	2,082	38,792	2,413	42,428
Class 529C	11,876	216,459	11,978	206,930
	11,534,642	$251,927,746	32,664,974	$645,688,996

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	4,208,808	$74,032,927
Class B	—	—	354,912	5,582,759
Class C	—	—	807,632	12,720,205
Class I	—	—	2,058,795	38,499,472
Class R1	—	—	91,590	1,433,390
Class R2	—	—	243,767	4,158,664
Class R3	—	—	406,309	7,142,920
Class R4	—	—	842,465	15,164,363
Class 529A	—	—	30,586	525,456
Class 529B	—	—	2,724	41,844
Class 529C	—	—	10,017	153,977
	—	$—	9,057,605	$159,455,977

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/13		Year ended 8/31/12 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,297,028)	$(69,147,377)	(14,471,666)	$(292,040,337)
Class B	(222,900)	(4,165,290)	(659,423)	(11,595,176)
Class C	(640,797)	(11,880,169)	(1,842,148)	(32,728,132)
Class I	(2,029,822)	(45,004,373)	(13,683,903)	(276,958,702)
Class R1	(88,125)	(1,643,254)	(143,450)	(2,531,852)
Class R2	(404,323)	(8,299,901)	(580,642)	(11,240,311)
Class R3	(536,474)	(11,253,866)	(816,514)	(15,912,499)
Class R4	(1,012,608)	(21,966,156)	(1,474,168)	(29,566,876)
Class R5	(595,967)	(13,736,992)	(332,295)	(6,826,002)
Class 529A	(6,130)	(125,612)	(15,891)	(304,266)
Class 529B	(1,155)	(21,464)	(2,408)	(39,477)
Class 529C	(2,555)	(48,117)	(5,113)	(88,109)
	(8,837,884)	$(187,292,571)	(34,027,621)	$(679,831,739)

Net change
Class A	250,709	$7,193,088	(1,404,040)	$(42,230,757)
Class B	(38,394)	(673,215)	96,242	1,103,236
Class C	112,958	2,584,385	473,803	6,238,536
Class I	1,687,165	40,680,667	(5,667,722)	(116,041,535)
Class R1	(38,878)	(723,486)	86,280	1,377,932
Class R2	58,482	1,178,125	722,722	13,033,776
Class R3	320,954	6,974,767	1,752,367	33,145,359
Class R4	13,611	456,311	3,445,436	67,299,505
Class R5	312,373	6,621,246	8,130,724	160,374,798
Class 529A	7,530	157,617	39,535	694,791
Class 529B	927	17,328	2,729	44,795
Class 529C	9,321	168,342	16,882	272,798
	2,696,758	$64,635,175	7,694,958	$125,313,234

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 5%, 4%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

36

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2013, the fund’s commitment fee and interest expense were $3,846 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,725,717	195,418,058	(181,882,440)	15,261,335

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,757	$15,261,335

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,075,873	130,600	(20,800)	1,185,673
Constant Contact, Inc.	884,165	926,710	(18,670)	1,792,205
SciQuest, Inc.	1,035,584	211,671	(20,130)	1,227,125
Uroplasty, Inc.	1,389,553	39,960	(26,710)	1,402,803

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(443,170)	$—	$—	$12,200,575
Constant Contact, Inc.	(138,721)	—	—	25,323,857
SciQuest, Inc.	(26,520)	—	—	23,499,444
Uroplasty, Inc.	(113,274)	—	—	3,422,839
	$(721,685)	$—	$—	$64,446,715

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2013

MFS® RESEARCH INTERNATIONAL FUND

RIF-SEM

MFS® RESEARCH INTERNATIONAL FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain.

However, large-scale early repayments of European Central Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 12, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	2.8%
Royal Dutch Shell PLC, “A”	2.6%
Rio Tinto Ltd.	2.4%
Novartis AG	2.3%
Roche Holding AG	2.2%
Westpac Banking Corp.	2.2%
Barclays PLC	2.0%
BP PLC	1.9%
Groupe Danone	1.8%
HSBC Holdings PLC	1.8%

Global equity sectors
Financial Services	24.7%
Capital Goods	23.5%
Energy	10.6%
Health Care	10.3%
Consumer Staples	10.2%
Technology	7.3%
Consumer Cyclicals	7.1%
Telecommunications/Cable Television	4.9%

Issuer country weightings (x)
Japan	22.3%
United Kingdom	19.3%
Switzerland	10.7%
France	10.0%
Germany	5.4%
Netherlands	4.6%
Australia	4.0%
Hong Kong	3.8%
United States	2.9%
Other Countries	17.0%

Currency exposure weightings (y)
Euro	24.1%
Japanese Yen	22.3%
British Pound Sterling	19.3%
Swiss Franc	10.7%
Hong Kong Dollar	4.8%
United States Dollar	4.0%
Australian Dollar	4.0%
Brazilian Real	2.5%
Swedish Krona	2.0%
Other Currencies	6.3%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 2/28/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2012 through February 28, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
A	Actual	1.18%	$1,000.00	$1,125.76	$6.22
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
B	Actual	1.93%	$1,000.00	$1,121.46	$10.15
	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64
C	Actual	1.93%	$1,000.00	$1,121.23	$10.15
	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64
I	Actual	0.93%	$1,000.00	$1,127.18	$4.91
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
R1	Actual	1.93%	$1,000.00	$1,121.68	$10.15
	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64
R2	Actual	1.43%	$1,000.00	$1,124.78	$7.53
	Hypothetical (h)	1.43%	$1,000.00	$1,017.70	$7.15
R3	Actual	1.18%	$1,000.00	$1,125.96	$6.22
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
R4	Actual	0.93%	$1,000.00	$1,127.70	$4.91
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
R5	Actual	0.82%	$1,000.00	$1,127.65	$4.33
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
529A	Actual	1.23%	$1,000.00	$1,125.75	$6.48
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16
529B	Actual	1.98%	$1,000.00	$1,121.81	$10.42
	Hypothetical (h)	1.98%	$1,000.00	$1,014.98	$9.89
529C	Actual	1.98%	$1,000.00	$1,121.67	$10.42
	Hypothetical (h)	1.98%	$1,000.00	$1,014.98	$9.89

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)
Alcoholic Beverages - 2.5%
Heineken N.V.	998,110	$74,351,708
Pernod Ricard S.A.	457,535	59,369,085

		$133,720,793
Apparel Manufacturers - 1.9%
Li & Fung Ltd.	38,186,000	$51,206,148
LVMH Moet Hennessy Louis Vuitton S.A.	276,777	47,555,786

		$98,761,934
Automotive - 3.8%
DENSO Corp.	1,877,700	$78,803,032
GKN PLC	8,035,224	33,172,266
Honda Motor Co. Ltd.	2,466,600	91,941,989

		$203,917,287
Broadcasting - 1.5%
Nippon Television Holdings, Inc.	1,992,600	$29,967,466
Publicis Groupe S.A.	780,105	51,554,733

		$81,522,199
Business Services - 2.8%
Amadeus IT Holding S.A.	1,211,697	$30,935,576
Cognizant Technology Solutions Corp., “A” (a)	358,200	27,499,014
Compass Group PLC	2,128,614	25,849,859
Mitsubishi Corp.	1,729,600	34,315,831
Nomura Research, Inc.	1,257,900	28,499,191

		$147,099,471
Computer Software - 0.6%
Dassault Systems S.A.	290,739	$32,932,164

Computer Software - Systems - 0.9%
Canon, Inc.	1,373,500	$49,863,281

Conglomerates - 0.9%
Hutchison Whampoa Ltd.	4,172,000	$44,944,376

Consumer Products - 0.9%
Reckitt Benckiser Group PLC	733,382	$49,276,047

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 3.5%
Legrand S.A.	409,526	$18,827,927
Schneider Electric S.A.	1,072,065	82,466,431
Siemens AG	820,589	85,298,463

		$186,592,821
Electronics - 1.0%
ASML Holding N.V.	182,103	$12,910,267
Taiwan Semiconductor Manufacturing Co. Ltd.	11,683,326	41,154,419

		$54,064,686
Energy - Independent - 2.3%
Cairn Energy PLC (a)	2,172,351	$8,954,051
Cenovus Energy, Inc.	872,560	28,251,906
INPEX Corp.	7,341	39,045,345
Oil Search Ltd.	2,436,220	19,201,582
Reliance Industries Ltd.	1,681,694	25,156,634

		$120,609,518
Energy - Integrated - 5.4%
BG Group PLC	2,714,603	$47,997,491
BP PLC	15,154,890	102,063,083
Royal Dutch Shell PLC, “A”	4,183,875	137,733,114

		$287,793,688
Engineering - Construction - 1.7%
JGC Corp.	2,131,000	$58,809,990
Keppel Corp. Ltd.	3,352,400	31,345,795

		$90,155,785
Food & Beverages - 5.2%
Groupe Danone	1,396,884	$96,787,128
M. Dias Branco S.A. Industria e Comercio de Alimentos	737,400	28,312,822
Nestle S.A.	2,153,516	150,288,076

		$275,388,026
Food & Drug Stores - 0.7%
Lawson, Inc.	388,500	$28,878,682
Wumart Stores, Inc., “H”	4,960,000	9,720,976

		$38,599,658
Gaming & Lodging - 1.0%
Sands China Ltd.	10,520,800	$50,124,241

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 3.3%
AIA Group Ltd.	12,546,200	$54,354,572
Delta Lloyd N.V.	1,066,680	18,847,768
Hiscox Ltd.	3,047,503	24,133,181
ING Groep N.V. (a)	6,895,473	55,324,071
Sony Financial Holdings, Inc.	1,334,400	21,076,293

		$173,735,885
Internet - 0.7%
Yahoo Japan Corp.	82,504	$34,936,692

Machinery & Tools - 3.1%
Glory Ltd.	1,620,300	$37,129,326
Joy Global, Inc.	814,730	51,604,998
Schindler Holding AG	437,533	67,642,927
Sinotruk Hong Kong Ltd.	9,883,000	6,804,789

		$163,182,040
Major Banks - 11.9%
Banco Santander S.A.	4,135,480	$31,374,018
Barclays PLC	22,427,044	104,310,690
BNP Paribas	1,510,980	84,365,337
HSBC Holdings PLC	8,661,703	95,973,142
Mitsubishi UFJ Financial Group, Inc.	6,627,200	36,678,753
Standard Chartered PLC	2,427,305	65,966,640
Sumitomo Mitsui Financial Group, Inc.	2,334,600	93,444,449
Westpac Banking Corp.	3,718,945	116,650,560

		$628,763,589
Medical & Health Technology & Services - 1.0%
Diagnosticos da America S.A.	2,790,500	$19,243,369
Miraca Holdings, Inc.	720,000	34,761,031

		$54,004,400
Medical Equipment - 0.5%
Sonova Holding AG	225,807	$27,030,348

Metals & Mining - 3.4%
Iluka Resources Ltd. (l)	5,375,661	$57,511,836
Rio Tinto Ltd.	2,323,514	124,816,256

		$182,328,092
Natural Gas - Distribution - 1.7%
China Resources Gas Group Ltd.	6,246,000	$14,480,257
GDF SUEZ	1,743,053	32,843,940

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - continued
Tokyo Gas Co. Ltd.	8,821,000	$42,634,675

		$89,958,872
Network & Telecom - 1.3%
Ericsson, Inc., “B”	5,642,235	$68,244,610

Other Banks & Diversified Financials - 7.9%
Aeon Credit Service Co. Ltd. (l)	1,317,300	$30,669,257
Bank Rakyat Indonesia	23,283,000	22,710,789
DBS Group Holdings Ltd.	3,581,000	43,481,691
Erste Group Bank AG	2,189,445	70,169,903
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	1,271,460	18,970,183
HDFC Bank Ltd., ADR	555,250	21,127,263
ICICI Bank Ltd.	885,062	16,886,784
Itau Unibanco Holding S.A., ADR	972,130	17,167,816
KBC Group N.V.	1,001,962	37,163,433
PT Bank Mandiri Tbk.	19,493,000	20,240,649
Sberbank of Russia, ADR	1,822,321	25,129,807
Siam Commercial Bank Co. Ltd.	3,649,200	21,833,869
UBS AG	2,908,901	45,688,174
UniCredit S.p.A. (a)	5,354,560	27,207,583

		$418,447,201
Pharmaceuticals - 8.8%
Bayer AG	704,396	$69,762,665
GlaxoSmithKline PLC	4,170,139	91,932,468
Novartis AG	1,778,970	120,484,994
Roche Holding AG	513,397	117,054,065
Santen Pharmaceutical Co. Ltd.	1,513,800	67,777,214

		$467,011,406
Precious Metals & Minerals - 0.4%
Newcrest Mining Ltd.	855,823	$19,701,909

Railroad & Shipping - 1.4%
East Japan Railway Co.	453,400	$33,458,367
Kuehne & Nagel, Inc. AG	339,860	39,059,330

		$72,517,697
Real Estate - 1.6%
GSW Immobilien AG	509,759	$20,314,864
Mitsubishi Estate Co. Ltd.	2,537,000	63,226,562

		$83,541,426

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.3%
Arcos Dorados Holdings, Inc.	2,876,500	$36,445,255
Whitbread PLC	910,375	34,844,762

		$71,290,017
Specialty Chemicals - 4.2%
Akzo Nobel N.V.	1,312,566	$83,580,031
Chugoku Marine Paints Ltd.	1,754,000	9,537,340
Linde AG	489,781	88,691,881
Nippon Paint Co. Ltd.	1,918,000	18,147,438
Symrise AG	601,599	22,812,445

		$222,769,135
Specialty Stores - 0.7%
Hennes & Mauritz AB, “B”	1,019,320	$36,422,820

Telecommunications - Wireless - 2.8%
KDDI Corp.	960,400	$72,115,482
TIM Participacoes S.A., ADR	1,257,561	27,364,527
Vodafone Group PLC	20,331,757	51,062,730

		$150,542,739
Telephone Services - 2.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	17,384,080	$22,219,796
BT Group PLC	6,543,722	26,574,988
China Unicom (Hong Kong) Ltd.	14,868,000	21,590,634
TDC A.S.	3,218,077	24,227,204
Telecom Italia S.p.A.	29,106,878	18,772,232

		$113,384,854
Tobacco - 1.6%
Japan Tobacco, Inc.	2,750,800	$86,806,452

Trucking - 1.1%
Yamato Holdings Co. Ltd.	3,559,000	$59,553,447

Utilities - Electric Power - 0.8%
Energias do Brasil S.A.	6,518,500	$39,550,967

Utilities - Water - 0.4%
SUEZ Environnement	1,705,440	$22,744,069
Total Common Stocks (Identified Cost, $4,659,793,138)		$5,231,834,642

9

Portfolio of Investments (unaudited) – continued

Money Market Funds - 0.7%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	37,680,544	$37,680,544

Collateral for Securities Loaned - 0.5%
Navigator Securities Lending Prime Portfolio, 0.22%, at Cost and Net Asset Value (j)	23,150,000	$23,150,000
Total Investments (Identified Cost, $4,720,623,682)		$5,292,665,186

Other Assets, Less Liabilities - 0.2%		12,804,980
Net Assets - 100.0%		$5,305,470,166

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,682,943,138)	$5,254,984,642
Underlying affiliated funds, at cost and value	37,680,544
Total investments, at value, including $21,944,635 of securities on loan (identified cost, $4,720,623,682)	$5,292,665,186
Foreign currency, at value (identified cost, $908,672)	908,871
Receivables for
Investments sold	7,214,801
Fund shares sold	24,246,665
Interest and dividends	15,087,087
Other assets	30,356
Total assets	$5,340,152,966
Liabilities
Payable for fund shares reacquired	$8,107,383
Collateral for securities loaned, at value	23,150,000
Payable to affiliates
Investment adviser	220,956
Shareholder servicing costs	1,711,263
Distribution and service fees	27,165
Program manager fees	9
Payable for independent Trustees’ compensation	14,791
Accrued expenses and other liabilities	1,451,233
Total liabilities	$34,682,800
Net assets	$5,305,470,166
Net assets consist of
Paid-in capital	$5,599,776,755
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,173,129 deferred country tax)	570,696,084
Accumulated net realized gain (loss) on investments and foreign currency	(885,559,815)
Undistributed net investment income	20,557,142
Net assets	$5,305,470,166
Shares of beneficial interest outstanding	335,651,461

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,100,236,443	69,812,554	$15.76
Class B	22,783,322	1,507,958	15.11
Class C	86,052,664	5,793,799	14.85
Class I	1,210,513,639	74,452,417	16.26
Class R1	4,572,688	312,803	14.62
Class R2	123,621,823	8,082,036	15.30
Class R3	189,911,144	12,179,200	15.59
Class R4	444,464,531	28,205,813	15.76
Class R5	2,120,115,980	135,094,577	15.69
Class 529A	2,066,060	132,847	15.55
Class 529B	197,062	13,364	14.75
Class 529C	934,810	64,093	14.59

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $16.72 [100 / 94.25 x $15.76] and $16.50 [100 / 94.25 x $15.55], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$49,118,961
Interest	402,245
Dividends from underlying affiliated funds	40,771
Foreign taxes withheld	(3,574,882)
Total investment income	$45,987,095
Expenses
Management fee	$19,172,442
Distribution and service fees	2,355,870
Program manager fees	1,516
Shareholder servicing costs	2,213,206
Administrative services fee	264,239
Independent Trustees’ compensation	36,018
Custodian fee	522,929
Shareholder communications	90,362
Audit and tax fees	37,713
Legal fees	30,779
Miscellaneous	216,697
Total expenses	$24,941,771
Fees paid indirectly	(108)
Reduction of expenses by investment adviser and distributor	(5,246)
Net expenses	$24,936,417
Net investment income	$21,050,678
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $40,486 country tax)	$152,727,311
Foreign currency	(514,537)
Net realized gain (loss) on investments and foreign currency	$152,212,774
Change in unrealized appreciation (depreciation)
Investments (net of $523,889 increase in deferred country tax)	$436,428,588
Translation of assets and liabilities in foreign currencies	(60,291)
Net unrealized gain (loss) on investments and foreign currency translation	$436,368,297
Net realized and unrealized gain (loss) on investments and foreign currency	$588,581,071
Change in net assets from operations	$609,631,749

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/13 (unaudited)	Year ended 8/31/12
From operations
Net investment income	$21,050,678	$98,185,186
Net realized gain (loss) on investments and foreign currency	152,212,774	(44,297,721)
Net unrealized gain (loss) on investments and foreign currency translation	436,368,297	(79,771,886)
Change in net assets from operations	$609,631,749	$(25,884,421)
Distributions declared to shareholders
From net investment income	$(97,500,393)	$(86,230,428)
Change in net assets from fund share transactions	$28,249,515	$407,269,195
Total change in net assets	$540,380,871	$295,154,346
Net assets
At beginning of period	4,765,089,295	4,469,934,949
At end of period (including undistributed net investment income of $20,557,142 and $97,006,857, respectively)	$5,305,470,166	$4,765,089,295

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.25		$14.66	$12.93	$13.03	$16.14	$20.56
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.28	$0.26	$0.21	$0.22	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	1.73		(0.45)	1.67	(0.11)	(2.92)	(2.45)
Total from investment operations	$1.78		$(0.17)	$1.93	$0.10	$(2.70)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.24)	$(0.20)	$(0.20)	$(0.20)	$(0.28)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.27)		$(0.24)	$(0.20)	$(0.20)	$(0.41)	$(2.27)
Net asset value, end of period (x)	$15.76		$14.25	$14.66	$12.93	$13.03	$16.14
Total return (%) (r)(s)(t)(x)	12.58	(n)	(1.03)	14.89	0.65	(16.22)	(12.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.21	1.19	1.25	1.35	1.32
Expenses after expense reductions (f)	1.18	(a)	1.21	1.19	1.25	1.35	1.32
Net investment income	0.65	(a)(m)	2.02	1.67	1.59	1.95	1.57
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$1,100,236		$970,501	$1,008,654	$1,466,337	$1,254,399	$1,628,324

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.59		$13.96	$12.30	$12.39	$15.34	$19.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.16	$0.11	$0.09	$0.13	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.66		(0.42)	1.62	(0.09)	(2.77)	(2.30)
Total from investment operations	$1.65		$(0.26)	$1.73	$—	$(2.64)	$(2.16)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.11)	$(0.07)	$(0.09)	$(0.10)	$(0.12)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.13)		$(0.11)	$(0.07)	$(0.09)	$(0.31)	$(2.11)
Net asset value, end of period (x)	$15.11		$13.59	$13.96	$12.30	$12.39	$15.34
Total return (%) (r)(s)(t)(x)	12.23	(n)	(1.82)	14.02	(0.09)	(16.85)	(13.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.95	1.99	2.05	1.97
Expenses after expense reductions (f)	1.93	(a)	1.96	1.94	1.99	2.05	1.97
Net investment income (loss)	(0.11	)(a)(m)	1.19	0.76	0.71	1.25	0.77
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$22,783		$23,369	$33,059	$40,476	$55,961	$111,389

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.39		$13.78	$12.16	$12.27	$15.23	$19.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.16	$0.12	$0.10	$0.14	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		(0.42)	1.59	(0.10)	(2.77)	(2.29)
Total from investment operations	$1.62		$(0.26)	$1.71	$—	$(2.63)	$(2.14)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.13)	$(0.09)	$(0.11)	$(0.12)	$(0.16)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.16)		$(0.13)	$(0.09)	$(0.11)	$(0.33)	$(2.15)
Net asset value, end of period (x)	$14.85		$13.39	$13.78	$12.16	$12.27	$15.23
Total return (%) (r)(s)(t)(x)	12.12	(n)	(1.80)	14.05	(0.03)	(16.88)	(13.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.95	2.00	2.05	1.97
Expenses after expense reductions (f)	1.93	(a)	1.96	1.95	2.00	2.05	1.97
Net investment income (loss)	(0.10	)(a)(m)	1.23	0.80	0.78	1.30	0.86
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$86,053		$84,133	$99,830	$101,267	$110,142	$168,396

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.71		$15.15	$13.35	$13.44	$16.65	$21.14
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.35	$0.29	$0.26	$0.26	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	1.78		(0.49)	1.74	(0.12)	(3.01)	(2.52)
Total from investment operations	$1.85		$(0.14)	$2.03	$0.14	$(2.75)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.30)	$(0.23)	$(0.23)	$(0.25)	$(0.35)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.30)		$(0.30)	$(0.23)	$(0.23)	$(0.46)	$(2.34)
Net asset value, end of period (x)	$16.26		$14.71	$15.15	$13.35	$13.44	$16.65
Total return (%) (r)(s)(x)	12.72	(n)	(0.82)	15.19	0.92	(16.00)	(12.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.96	0.95	1.00	1.05	0.97
Expenses after expense reductions (f)	0.93	(a)	0.96	0.95	1.00	1.05	0.97
Net investment income	0.87	(a)(m)	2.45	1.86	1.90	2.31	1.93
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$1,210,514		$1,143,621	$2,484,795	$1,926,221	$1,456,884	$2,167,218

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.17		$13.57	$11.98	$12.10	$15.05	$19.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.15	$0.12	$0.10	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.60		(0.40)	1.57	(0.10)	(2.74)	(2.28)
Total from investment operations	$1.59		$(0.25)	$1.69	$—	$(2.60)	$(2.12)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.15)	$(0.10)	$(0.12)	$(0.14)	$(0.22)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.14)		$(0.15)	$(0.10)	$(0.12)	$(0.35)	$(2.21)
Net asset value, end of period (x)	$14.62		$13.17	$13.57	$11.98	$12.10	$15.05
Total return (%) (r)(s)(x)	12.17	(n)	(1.80)	14.09	(0.09)	(16.87)	(13.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.95	2.00	2.05	2.02
Expenses after expense reductions (f)	1.93	(a)	1.96	1.95	2.00	2.05	2.02
Net investment income (loss)	(0.10	)(a)(m)	1.18	0.84	0.77	1.34	0.92
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$4,573		$4,914	$6,288	$5,868	$6,311	$8,930
See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.83		$14.26	$12.59	$12.70	$15.76	$20.14
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.24	$0.20	$0.18	$0.20	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		(0.44)	1.64	(0.11)	(2.87)	(2.49)
Total from investment operations	$1.71		$(0.20)	$1.84	$0.07	$(2.67)	$(2.13)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.23)	$(0.17)	$(0.18)	$(0.18)	$(0.26)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.24)		$(0.23)	$(0.17)	$(0.18)	$(0.39)	$(2.25)
Net asset value, end of period (x)	$15.30		$13.83	$14.26	$12.59	$12.70	$15.76
Total return (%) (r)(s)(x)	12.48	(n)	(1.32)	14.61	0.45	(16.45)	(12.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.46	1.45	1.50	1.54	1.51
Expenses after expense reductions (f)	1.43	(a)	1.46	1.45	1.50	1.54	1.51
Net investment income	0.40	(a)(m)	1.78	1.37	1.34	1.88	2.02
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$123,622		$107,567	$91,693	$72,425	$60,790	$96,672

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.10		$14.53	$12.82	$12.92	$16.06	$20.47
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.28	$0.23	$0.21	$0.23	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	1.71		(0.45)	1.68	(0.10)	(2.93)	(2.43)
Total from investment operations	$1.76		$(0.17)	$1.91	$0.11	$(2.70)	$(2.13)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.26)	$(0.20)	$(0.21)	$(0.23)	$(0.29)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.27)		$(0.26)	$(0.20)	$(0.21)	$(0.44)	$(2.28)
Net asset value, end of period (x)	$15.59		$14.10	$14.53	$12.82	$12.92	$16.06
Total return (%) (r)(s)(x)	12.60	(n)	(1.06)	14.88	0.72	(16.26)	(12.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.21	1.20	1.25	1.29	1.27
Expenses after expense reductions (f)	1.18	(a)	1.21	1.20	1.25	1.29	1.27
Net investment income	0.64	(a)(m)	2.05	1.54	1.55	2.09	1.61
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$189,911		$168,989	$154,869	$151,073	$133,545	$62,056

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.26		$14.70	$12.96	$13.05	$16.19	$20.60
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.32	$0.28	$0.24	$0.20	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		(0.46)	1.69	(0.10)	(2.88)	(2.43)
Total from investment operations	$1.80		$(0.14)	$1.97	$0.14	$(2.68)	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.30)	$(0.23)	$(0.23)	$(0.25)	$(0.33)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.30)		$(0.30)	$(0.23)	$(0.23)	$(0.46)	$(2.32)
Net asset value, end of period (x)	$15.76		$14.26	$14.70	$12.96	$13.05	$16.19
Total return (%) (r)(s)(x)	12.77	(n)	(0.84)	15.19	0.95	(16.03)	(12.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.96	0.95	1.00	1.00	1.01
Expenses after expense reductions (f)	0.93	(a)	0.96	0.95	1.00	1.00	1.01
Net investment income	0.85	(a)(m)	2.28	1.83	1.77	1.72	1.81
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$444,465		$825,288	$561,557	$482,217	$476,076	$148,343

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R5 (y)			2012		2011	2010	2009	2008

Net asset value, beginning of period	$14.20		$14.63		$12.90	$13.00	$16.14	$20.57
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17		$0.26	$0.23	$0.24	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	1.72		(0.31	)(g)	1.69	(0.11)	(2.93)	(2.45)
Total from investment operations	$1.80		$(0.14)		$1.95	$0.12	$(2.69)	$(2.10)
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.29)		$(0.22)	$(0.22)	$(0.24)	$(0.34)
From net realized gain on investments	—		—		—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.31)		$(0.29)		$(0.22)	$(0.22)	$(0.45)	$(2.33)
Net asset value, end of period (x)	$15.69		$14.20		$14.63	$12.90	$13.00	$16.14
Total return (%) (r)(s)(x)	12.76	(n)	(0.85)		15.07	0.81	(16.12)	(12.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.89		1.05	1.10	1.14	1.07
Expenses after expense reductions (f)	0.82	(a)	0.89		1.05	1.10	1.14	1.07
Net investment income	1.02	(a)(m)	1.20	(l)	1.71	1.73	2.25	1.89
Portfolio turnover	18	(n)	37		43	56	88	68
Net assets at end of period (000 omitted)	$2,120,116		$1,433,832		$26,173	$24,820	$23,560	$16,633

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.06		$14.49	$12.78	$12.88	$15.96	$20.34
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.27	$0.22	$0.20	$0.21	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.71		(0.45)	1.68	(0.12)	(2.89)	(2.42)
Total from investment operations	$1.75		$(0.18)	$1.90	$0.08	$(2.68)	$(2.16)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.25)	$(0.19)	$(0.18)	$(0.19)	$(0.23)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.26)		$(0.25)	$(0.19)	$(0.18)	$(0.40)	$(2.22)
Net asset value, end of period (x)	$15.55		$14.06	$14.49	$12.78	$12.88	$15.96
Total return (%) (r)(s)(t)(x)	12.58	(n)	(1.15)	14.80	0.54	(16.32)	(12.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.31	1.30	1.35	1.45	1.51
Expenses after expense reductions (f)	1.23	(a)	1.26	1.29	1.35	1.45	1.51
Net investment income	0.59	(a)(m)	1.96	1.47	1.47	1.90	1.40
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$2,066		$1,762	$1,747	$1,512	$1,451	$2,017

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.25		$13.57	$11.99	$12.11	$15.05	$19.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.13	$0.09	$0.09	$0.12	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.62		(0.38)	1.58	(0.10)	(2.74)	(2.30)
Total from investment operations	$1.61		$(0.25)	$1.67	$(0.01)	$(2.62)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.07)	$(0.09)	$(0.11)	$(0.11)	$(0.12)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.11)		$(0.07)	$(0.09)	$(0.11)	$(0.32)	$(2.11)
Net asset value, end of period (x)	$14.75		$13.25	$13.57	$11.99	$12.11	$15.05
Total return (%) (r)(s)(t)(x)	12.18	(n)	(1.84)	13.90	(0.14)	(16.99)	(13.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.06	2.04	2.10	2.15	2.16
Expenses after expense reductions (f)	1.98	(a)	2.01	2.04	2.10	2.15	2.16
Net investment income (loss)	(0.17	)(a)(m)	1.03	0.66	0.69	1.19	0.83
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$197		$199	$366	$461	$449	$616

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.17		$13.56	$12.00	$12.12	$15.06	$19.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.15	$0.11	$0.09	$0.13	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.60		(0.41)	1.56	(0.10)	(2.75)	(2.28)
Total from investment operations	$1.59		$(0.26)	$1.67	$(0.01)	$(2.62)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.13)	$(0.11)	$(0.11)	$(0.11)	$(0.11)
From net realized gain on investments	—		—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.17)		$(0.13)	$(0.11)	$(0.11)	$(0.32)	$(2.10)
Net asset value, end of period (x)	$14.59		$13.17	$13.56	$12.00	$12.12	$15.06
Total return (%) (r)(s)(t)(x)	12.17	(n)	(1.83)	13.89	(0.11)	(16.98)	(13.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.06	2.05	2.10	2.15	2.16
Expenses after expense reductions (f)	1.98	(a)	2.01	2.04	2.10	2.15	2.16
Net investment income (loss)	(0.16	)(a)(m)	1.19	0.81	0.76	1.23	0.73
Portfolio turnover	18	(n)	37	43	56	88	68
Net assets at end of period (000 omitted)	$935		$914	$906	$796	$631	$843

See Notes to Financial Statements

26

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(m)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research International Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impacts of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon

28

Notes to Financial Statements (unaudited) – continued

rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

29

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,182,077,582	$—	$—	$1,182,077,582
United Kingdom	531,242,483	493,418,288	—	1,024,660,771
Switzerland	27,030,348	540,217,566	—	567,247,914
France	234,962,245	294,484,354	—	529,446,599
Germany	198,188,437	88,691,881	—	286,880,318
Netherlands	—	245,013,845	—	245,013,845
Australia	—	213,065,887	—	213,065,887
Hong Kong	200,629,336	—	—	200,629,336
Brazil	131,639,502	—	—	131,639,502
Other Countries	445,089,971	406,082,917	—	851,172,888
Mutual Funds	60,830,544	—	—	60,830,544
Total Investments	$3,011,690,448	$2,280,974,738	$—	$5,292,665,186

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,417,629,969 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,241,267,081 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the

30

Notes to Financial Statements (unaudited) – continued

close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

31

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/12
Ordinary income (including any short-term capital gains)	$86,230,428

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/13
Cost of investments	$4,781,755,330
Gross appreciation	747,547,580
Gross depreciation	(236,637,724)
Net unrealized appreciation (depreciation)	$510,909,856

As of 8/31/12
Undistributed ordinary income	97,448,102
Capital loss carryforwards	(950,682,226)
Post-October capital loss deferral	(25,958,715)
Other temporary differences	(1,202,485)
Net unrealized appreciation (depreciation)	73,957,379

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

32

Notes to Financial Statements (unaudited) – continued

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
8/31/17	$(25,733,785)
8/31/18	(896,771,380)
Total	$(922,505,165)

Post-enactment losses which are characterized as follows:
Short-Term	$(21,127,833)
Long-Term	(7,049,228)
Total	$(28,177,061)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/13	Year ended 8/31/12
Class A	$18,082,586	$17,123,611
Class B	216,225	241,704
Class C	914,829	927,483
Class I	24,235,060	50,054,535
Class R1	49,846	67,476
Class R2	1,877,801	1,503,599
Class R3	3,284,789	2,881,452
Class R4	17,572,798	12,653,505
Class R5	31,219,429	736,250
Class 529A	33,635	30,552
Class 529B	1,468	1,521
Class 529C	11,927	8,740
Total	$97,500,393	$86,230,428

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

33

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.76% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,400 and $756 for the six months ended February 28, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,279,243
Class B	0.75%	0.25%	1.00%	1.00%	115,901
Class C	0.75%	0.25%	1.00%	1.00%	420,307
Class R1	0.75%	0.25%	1.00%	1.00%	23,785
Class R2	0.25%	0.25%	0.50%	0.50%	284,318
Class R3	—	0.25%	0.25%	0.25%	224,323
Class 529A	—	0.25%	0.25%	0.25%	2,387
Class 529B	0.75%	0.25%	1.00%	1.00%	959
Class 529C	0.75%	0.25%	1.00%	1.00%	4,647
Total Distribution and Service Fees					$2,355,870

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and

34

Notes to Financial Statements (unaudited) – continued

Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2013, were as follows:

Amount
Class A	$173
Class B	11,147
Class C	1,996
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended February 28, 2013, this waiver amounted to $758 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2013, were as follows:

	Fee	Waiver
Class 529A	$955	$478
Class 529B	96	48
Class 529C	465	232
Total Program Manager Fees and Waivers	$1,516	$758

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2013, the fee was $210,803, which equated to 0.0083% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,002,403.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative

35

Notes to Financial Statements (unaudited) – continued

services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.0105% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $53 and the Retirement Deferral plan resulted in an expense of $1,931. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $14,769 at February 28, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $15,209 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,488, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

36

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $895,631,289 and $935,522,130, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,354,637	$142,315,615	31,745,318	$434,532,911
Class B	54,227	786,285	141,471	1,876,698
Class C	401,284	5,740,251	782,952	10,214,753
Class I	15,739,257	247,190,523	39,915,301	570,186,885
Class R1	33,304	467,499	89,252	1,159,150
Class R2	1,402,235	20,734,468	2,630,956	35,516,421
Class R3	1,683,147	25,164,625	4,393,432	60,527,319
Class R4	4,699,830	70,702,884	25,237,244	348,372,570
Class R5	35,822,503	545,150,493	104,354,070	1,365,285,483
Class 529A	10,813	161,293	21,880	298,046
Class 529B	793	11,261	667	8,530
Class 529C	3,658	51,107	12,601	161,456
	69,205,688	$1,058,476,304	209,325,144	$2,828,140,222

Shares issued to shareholders in reinvestment of distributions
Class A	988,881	$14,783,775	828,065	$11,038,101
Class B	12,620	181,228	15,518	198,473
Class C	34,473	486,411	38,748	488,229
Class I	1,092,849	16,840,811	2,844,394	39,081,977
Class R1	3,550	49,310	5,200	64,422
Class R2	120,670	1,752,131	105,935	1,373,973
Class R3	222,095	3,284,789	218,292	2,881,452
Class R4	1,161,239	17,348,909	929,045	12,374,873
Class R5	2,099,491	31,219,429	46,986	623,506
Class 529A	2,283	33,631	2,317	30,517
Class 529B	105	1,468	122	1,521
Class 529C	862	11,927	705	8,740
	5,739,118	$85,993,819	5,035,327	$68,165,784

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(8,649,607)	$(129,945,726)	(33,254,297)	$(455,872,069)
Class B	(277,857)	(4,033,025)	(805,715)	(10,705,015)
Class C	(927,405)	(13,119,677)	(1,783,058)	(23,317,054)
Class I	(20,146,309)	(322,929,898)	(129,048,653)	(1,770,003,865)
Class R1	(97,235)	(1,359,011)	(184,770)	(2,392,107)
Class R2	(1,219,463)	(17,793,616)	(1,390,102)	(18,857,493)
Class R3	(1,708,850)	(25,550,600)	(3,285,867)	(45,202,740)
Class R4	(35,525,327)	(543,114,724)	(6,505,443)	(90,617,432)
Class R5	(3,812,207)	(58,116,333)	(5,205,165)	(71,497,180)
Class 529A	(5,542)	(82,850)	(19,472)	(267,078)
Class 529B	(2,579)	(36,238)	(12,677)	(163,810)
Class 529C	(9,820)	(138,910)	(10,733)	(140,968)
	(72,382,201)	$(1,116,220,608)	(181,505,952)	$(2,489,036,811)

Net change
Class A	1,693,911	$27,153,664	(680,914)	$(10,301,057)
Class B	(211,010)	(3,065,512)	(648,726)	(8,629,844)
Class C	(491,648)	(6,893,015)	(961,358)	(12,614,072)
Class I	(3,314,203)	(58,898,564)	(86,288,958)	(1,160,735,003)
Class R1	(60,381)	(842,202)	(90,318)	(1,168,535)
Class R2	303,442	4,692,983	1,346,789	18,032,901
Class R3	196,392	2,898,814	1,325,857	18,206,031
Class R4	(29,664,258)	(455,062,931)	19,660,846	270,130,011
Class R5	34,109,787	518,253,589	99,195,891	1,294,411,809
Class 529A	7,554	112,074	4,725	61,485
Class 529B	(1,681)	(23,509)	(11,888)	(153,759)
Class 529C	(5,300)	(75,876)	2,573	29,228
	2,562,605	$28,249,515	32,854,519	$407,269,195

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 18%, 5%, 5%, 2%, and 2% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

38

Notes to Financial Statements (unaudited) – continued

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2013, the fund’s commitment fee and interest expense were $14,794 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,603	504,014,114	(466,337,173)	37,680,544

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$40,771	$37,680,544

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2013

MFS® TECHNOLOGY FUND

SCT-SEM

MFS® TECHNOLOGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain.

However, large-scale early repayments of European Central Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 12, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Google, Inc., “A”	10.6%
Oracle Corp.	6.1%
Apple, Inc.	6.0%
Qualcomm, Inc.	5.3%
Hewlett-Packard Co.	5.0%
Amazon.com, Inc.	4.3%
Visa, Inc., “A”	3.7%
MasterCard, Inc., “A”	3.6%
Priceline.com, Inc.	3.5%
eBay, Inc.	3.4%

Top five industries (i)
Computer Software - Systems (s)	18.6%
Internet	18.2%
Computer Software (s)	15.4%
Electronics (s)	11.1%
Network & Telecom (s)	8.6%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(s)	Includes securities sold short.

Percentages are based on net assets as of 2/28/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2012 through February 28, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
A	Actual	1.55%	$1,000.00	$1,048.21	$7.87
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
B	Actual	2.30%	$1,000.00	$1,043.93	$11.66
	Hypothetical (h)	2.30%	$1,000.00	$1,013.39	$11.48
C	Actual	2.30%	$1,000.00	$1,044.01	$11.66
	Hypothetical (h)	2.30%	$1,000.00	$1,013.39	$11.48
I	Actual	1.31%	$1,000.00	$1,048.98	$6.66
	Hypothetical (h)	1.31%	$1,000.00	$1,018.30	$6.56
R1	Actual	2.30%	$1,000.00	$1,044.10	$11.66
	Hypothetical (h)	2.30%	$1,000.00	$1,013.39	$11.48
R2	Actual	1.79%	$1,000.00	$1,046.46	$9.08
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
R3	Actual	1.55%	$1,000.00	$1,047.62	$7.87
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
R4	Actual	1.29%	$1,000.00	$1,049.56	$6.56
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46
R5	Actual	1.07%	$1,000.00	$1,041.86	$1.77	(i)
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.22% of investment related expense from short sales that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 101.3%
Issuer	Shares/Par	Value ($)
Broadcasting - 4.0%
Arbitron, Inc.	7,490	$350,831
Discovery Communications, Inc., “C” (a)	15,650	1,009,425
News Corp., “A”	129,340	3,724,992
Time Warner, Inc.	11,080	589,124
Viacom, Inc., “B”	37,090	2,168,281
Walt Disney Co.	23,460	1,280,681

		$9,123,334
Business Services - 5.5%
Accenture PLC, “A”	67,220	$4,998,479
Cognizant Technology Solutions Corp., “A” (a)	51,040	3,918,341
Fidelity National Information Services, Inc.	51,080	1,923,162
FleetCor Technologies, Inc. (a)	23,440	1,636,346
Xoom Corp. (a)	6,370	135,426

		$12,611,754
Cable TV - 0.5%
Ziggo N.V.	33,960	$1,146,536

Computer Software - 15.6%
Autodesk, Inc. (a)	36,620	$1,344,686
BMC Software, Inc. (a)	29,620	1,186,873
Citrix Systems, Inc. (a)	40,380	2,862,942
Microsoft Corp.	120,880	3,360,464
Oracle Corp. (s)	409,530	14,030,498
PTC, Inc. (a)	18,560	429,478
Qlik Technologies, Inc. (a)	75,820	1,971,320
Red Hat, Inc. (a)	25,145	1,277,617
Salesforce.com, Inc. (a)	34,972	5,917,962
TIBCO Software, Inc. (a)	76,380	1,638,351
VMware, Inc. (a)	26,300	1,889,129

		$35,909,320
Computer Software - Systems - 19.1%
Apple, Inc. (s)	31,060	$13,709,884
EMC Corp. (a)	338,050	7,778,531
FleetMatics Group PLC (a)	46,290	1,099,388
Guidewire Software, Inc. (a)	54,260	1,983,203
Hewlett-Packard Co.	574,350	11,567,409

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
International Business Machines Corp.	28,270	$5,677,464
ServiceNow, Inc. (a)	18,610	604,267
Splunk, Inc. (a)	40,400	1,459,652

		$43,879,798
Consumer Services - 3.6%
Grand Canyon Education, Inc. (a)	10,300	$246,685
Priceline.com, Inc. (a)	11,830	8,134,071

		$8,380,756
Electrical Equipment - 2.2%
Amphenol Corp., “A”	52,700	$3,734,322
W.W. Grainger, Inc.	5,770	1,306,674

		$5,040,996
Electronics - 12.1%
Aeroflex Holding Corp. (a)	228,370	$2,112,423
Altera Corp.	145,340	5,147,943
Atmel Corp. (a)	206,080	1,401,344
Broadcom Corp., “A”	20,600	702,666
Corning, Inc.	27,780	350,306
JDS Uniphase Corp. (a)	344,280	4,875,005
Linear Technology Corp.	62,340	2,383,882
Mellanox Technologies Ltd. (a)(l)	27,200	1,434,256
Microchip Technology, Inc.	205,290	7,486,926
Vishay Intertechnology, Inc. (a)	147,680	1,947,899

		$27,842,650
Internet - 18.2%
eBay, Inc. (a)	144,520	$7,902,354
Facebook, Inc., “A” (a)	102,160	2,783,860
Google, Inc., “A” (a)(s)	30,355	24,320,426
Rackspace Hosting, Inc. (a)	30,320	1,693,675
Yahoo!, Inc. (a)	244,790	5,216,475

		$41,916,790
Network & Telecom - 8.8%
Finisar Corp. (a)	292,180	$4,280,437
Fortinet, Inc. (a)	41,130	994,523
Juniper Networks, Inc. (a)	139,460	2,884,033
Qualcomm, Inc.	186,170	12,218,337

		$20,377,330

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 7.4%
MasterCard, Inc., “A”	16,130	$8,352,437
Visa, Inc., “A”	54,300	8,614,152

		$16,966,589
Specialty Stores - 4.3%
Amazon.com, Inc. (a)	37,630	$9,944,480
Total Common Stocks (Identified Cost, $195,070,760)		$233,140,333

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, 0.22%, at Cost and Net Asset Value (j)	986,900	$986,900

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	545,791	$545,791
Total Investments (Identified Cost, $196,603,451)		$234,673,024

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Written - 0.0%
Consumer Services - 0.0%
Grand Canyon Education, Inc. - March 2013 @ $25 (Premiums received, $9,150)	(187)	$(24,310)

Issuer	Shares/Par
Securities Sold Short - (2.4)%
Business Services - (0.5)%
FactSet Research Systems, Inc.	(13,000)	$(1,264,770)

Computer Software - (0.2)%
Adobe Systems, Inc. (a)	(12,100)	$(475,530)

Computer Software - Systems - (0.5)%
Seagate Technology PLC	(33,700)	$(1,083,792)

Electronics - (1.0)%
Dolby Laboratories, Inc., “A”	(38,400)	$(1,224,192)
Xilinx, Inc.	(28,400)	(1,058,468)

		$(2,282,660)

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Securities Sold Short - continued
Network & Telecom - (0.2)%
Research In Motion Ltd. (a)	(38,300)	$(511,305)
Total Securities Sold Short (Proceeds Received, $5,598,934)		$(5,618,057)

Other Assets, Less Liabilities - 0.5%		1,195,765
Net Assets - 100.0%		$230,226,422

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At February 28, 2013, the fund had cash collateral of $2,063,997 and other liquid securities with an aggregate value of $7,138,233 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $196,057,660)	$234,127,233
Underlying affiliated funds, at cost and value	545,791
Total investments, at value, including $986,526 of securities on loan (identified cost, $196,603,451)	$234,673,024
Deposits with brokers	2,063,997
Receivables for
Investments sold	1,340,568
Fund shares sold	209,417
Interest and dividends	173,514
Other assets	45,627
Total assets	$238,506,147
Liabilities
Payables for
Dividends on securities sold short	$4,030
Securities sold short, at value (proceeds received, $5,598,934)	5,618,057
Investments purchased	368,529
Fund shares reacquired	1,065,929
Written options outstanding, at value (premiums received, $9,150)	24,310
Collateral for securities loaned, at value	986,900
Payable to affiliates
Investment adviser	9,661
Shareholder servicing costs	123,712
Distribution and service fees	4,464
Payable for independent Trustees’ compensation	37,274
Accrued expenses and other liabilities	36,859
Total liabilities	$8,279,725
Net assets	$230,226,422
Net assets consist of
Paid-in capital	$207,073,692
Unrealized appreciation (depreciation) on investments	38,035,290
Accumulated net realized gain (loss) on investments and foreign currency	(12,237,387)
Accumulated net investment loss	(2,645,173)
Net assets	$230,226,422
Shares of beneficial interest outstanding	13,214,716

9

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$135,140,359	7,674,861	$17.61
Class B	12,845,906	795,035	16.16
Class C	23,657,195	1,466,681	16.13
Class I	32,184,249	1,747,509	18.42
Class R1	1,553,238	96,467	16.10
Class R2	15,105,236	882,342	17.12
Class R3	8,674,163	492,712	17.60
Class R4	961,910	53,453	18.00
Class R5	104,166	5,656	18.42

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.68 [100 / 94.25 x $17.61]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$1,004,881
Interest	28,513
Dividends from underlying affiliated funds	1,448
Foreign taxes withheld	(2,804)
Total investment income	$1,032,038
Expenses
Management fee	$861,180
Distribution and service fees	417,809
Shareholder servicing costs	218,303
Administrative services fee	20,431
Independent Trustees’ compensation	5,822
Custodian fee	16,185
Shareholder communications	17,600
Audit and tax fees	25,810
Legal fees	1,426
Dividend and interest expense on securities sold short	255,613
Miscellaneous	70,204
Total expenses	$1,910,383
Fees paid indirectly	(52)
Reduction of expenses by investment adviser	(202)
Net expenses	$1,910,129
Net investment loss	$(878,091)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(6,461,131)
Written options	527,499
Foreign currency	395
Net realized gain (loss) on investments and foreign currency	$(5,933,237)
Change in unrealized appreciation (depreciation)
Investments	$15,686,926
Written options	(15,160)
Securities sold short	1,348,443
Net unrealized gain (loss) on investments	$17,020,209
Net realized and unrealized gain (loss) on investments	$11,086,972
Change in net assets from operations	$10,208,881

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/13 (unaudited)	Year ended 8/31/12
From operations
Net investment loss	$(878,091)	$(2,469,006)
Net realized gain (loss) on investments and foreign currency	(5,933,237)	12,752,221
Net unrealized gain (loss) on investments and foreign currency translation	17,020,209	18,514,293
Change in net assets from operations	$10,208,881	$28,797,508
Change in net assets from fund share transactions	$(11,283,150)	$40,209,443
Total change in net assets	$(1,074,269)	$69,006,951
Net assets
At beginning of period	231,300,691	162,293,740
At end of period (including accumulated net investment loss of $2,645,173 and $1,767,082, respectively)	$230,226,422	$231,300,691

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$16.80		$14.50	$11.80	$11.06	$12.46	$13.34
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.17)	$(0.09)	$(0.11)	$(0.03)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		2.47	2.79	0.85	(1.37)	(0.81)
Total from investment operations	$0.81		$2.30	$2.70	$0.74	$(1.40)	$(0.88)
Net asset value, end of period (x)	$17.61		$16.80	$14.50	$11.80	$11.06	$12.46
Total return (%) (r)(s)(t)(x)	4.82	(n)	15.86	22.88	6.69	(11.24)	(6.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.45	1.52	1.63	1.85	1.66
Expenses after expense reductions (f)	1.55	(a)	1.45	1.52	1.57	1.48	1.51
Net investment loss	(0.65	)(a)	(1.08)	(0.61)	(0.91)	(0.34)	(0.56)
Portfolio turnover	28	(n)	68	106	182	226	231
Net assets at end of period (000 omitted)	$135,140		$143,595	$96,785	$82,976	$86,720	$64,791
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.33	(a)	1.38	1.43	1.53	1.44	1.50

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.48		$13.45	$11.03	$10.42	$11.82	$12.74
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.27)	$(0.18)	$(0.19)	$(0.08)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	0.79		2.30	2.60	0.80	(1.32)	(0.76)
Total from investment operations	$0.68		$2.03	$2.42	$0.61	$(1.40)	$(0.92)
Net asset value, end of period (x)	$16.16		$15.48	$13.45	$11.03	$10.42	$11.82
Total return (%) (r)(s)(t)(x)	4.39	(n)	15.09	21.94	5.85	(11.84)	(7.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30	(a)	2.20	2.27	2.37	2.58	2.32
Expenses after expense reductions (f)	2.30	(a)	2.20	2.27	2.32	2.19	2.16
Net investment loss	(1.40	)(a)	(1.83)	(1.35)	(1.66)	(0.98)	(1.24)
Portfolio turnover	28	(n)	68	106	182	226	231
Net assets at end of period (000 omitted)	$12,846		$12,911	$11,365	$11,849	$15,182	$23,254
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.08	(a)	2.13	2.18	2.27	2.15	2.15

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.45		$13.43	$11.01	$10.40	$11.80	$12.72
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.27)	$(0.19)	$(0.19)	$(0.08)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	0.79		2.29	2.61	0.80	(1.32)	(0.76)
Total from investment operations	$0.68		$2.02	$2.42	$0.61	$(1.40)	$(0.92)
Net asset value, end of period (x)	$16.13		$15.45	$13.43	$11.01	$10.40	$11.80
Total return (%) (r)(s)(t)(x)	4.40	(n)	15.04	21.98	5.87	(11.86)	(7.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30	(a)	2.20	2.27	2.38	2.57	2.31
Expenses after expense reductions (f)	2.30	(a)	2.20	2.27	2.33	2.19	2.16
Net investment loss	(1.40	)(a)	(1.83)	(1.37)	(1.66)	(1.00)	(1.22)
Portfolio turnover	28	(n)	68	106	182	226	231
Net assets at end of period (000 omitted)	$23,657		$23,940	$19,251	$16,858	$15,356	$15,765
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.08	(a)	2.13	2.18	2.28	2.15	2.15

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class I			2012	2011	2010	2009		2008

Net asset value, beginning of period	$17.56		$15.11	$12.26	$11.47	$12.88		$13.74
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.14)	$(0.06)	$(0.08)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.89		2.59	2.91	0.87	(1.41)		(0.83)
Total from investment operations	$0.86		$2.45	$2.85	$0.79	$(1.41)		$(0.86)
Net asset value, end of period (x)	$18.42		$17.56	$15.11	$12.26	$11.47		$12.88
Total return (%) (r)(s)(x)	4.90	(n)	16.21	23.25	6.89	(10.95)		(6.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.20	1.27	1.38	1.56		1.31
Expenses after expense reductions (f)	1.31	(a)	1.20	1.27	1.33	1.19		1.16
Net investment loss	(0.38	)(a)	(0.83)	(0.38)	(0.66)	(0.03)		(0.20)
Portfolio turnover	28	(n)	68	106	182	226		231
Net assets at end of period (000 omitted)	$32,184		$21,898	$10,833	$8,873	$6,726		$4,958
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.08	(a)	1.12	1.18	1.29	1.15		1.15
See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.42		$13.41	$10.99	$10.39	$11.78	$12.70
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.26)	$(0.19)	$(0.19)	$(0.08)	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	0.79		2.27	2.61	0.79	(1.31)	(0.77)
Total from investment operations	$0.68		$2.01	$2.42	$0.60	$(1.39)	$(0.92)
Net asset value, end of period (x)	$16.10		$15.42	$13.41	$10.99	$10.39	$11.78
Total return (%) (r)(s)(x)	4.41	(n)	14.99	22.02	5.77	(11.80)	(7.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30	(a)	2.21	2.27	2.38	2.58	2.36
Expenses after expense reductions (f)	2.30	(a)	2.21	2.27	2.32	2.19	2.21
Net investment loss	(1.39	)(a)	(1.82)	(1.39)	(1.66)	(0.96)	(1.22)
Portfolio turnover	28	(n)	68	106	182	226	231
Net assets at end of period (000 omitted)	$1,553		$1,666	$1,831	$1,421	$1,585	$2,026
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.08	(a)	2.13	2.18	2.28	2.15	2.20

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$16.36		$14.15	$11.54	$10.85	$12.25	$13.14
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.20)	$(0.12)	$(0.14)	$(0.04)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.83		2.41	2.73	0.83	(1.36)	(0.80)
Total from investment operations	$0.76		$2.21	$2.61	$0.69	$(1.40)	$(0.89)
Net asset value, end of period (x)	$17.12		$16.36	$14.15	$11.54	$10.85	$12.25
Total return (%) (r)(s)(x)	4.65	(n)	15.62	22.62	6.36	(11.43)	(6.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.70	1.77	1.87	2.07	1.85
Expenses after expense reductions (f)	1.79	(a)	1.70	1.77	1.82	1.69	1.71
Net investment loss	(0.90	)(a)	(1.33)	(0.87)	(1.16)	(0.50)	(0.65)
Portfolio turnover	28	(n)	68	106	182	226	231
Net assets at end of period (000 omitted)	$15,105		$17,748	$15,911	$13,501	$13,775	$12,098
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.58		1.63	1.68	1.78	1.65	1.69

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$16.80		$14.49	$11.79	$11.06	$12.45	$13.33
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.17)	$(0.09)	$(0.11)	$(0.02)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.85		2.48	2.79	0.84	(1.37)	(0.82)
Total from investment operations	$0.80		$2.31	$2.70	$0.73	$(1.39)	$(0.88)
Net asset value, end of period (x)	$17.60		$16.80	$14.49	$11.79	$11.06	$12.45
Total return (%) (r)(s)(x)	4.76	(n)	15.94	22.90	6.60	(11.16)	(6.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.45	1.52	1.62	1.82	1.61
Expenses after expense reductions (f)	1.55	(a)	1.45	1.52	1.58	1.44	1.46
Net investment loss	(0.65	)(a)	(1.08)	(0.63)	(0.90)	(0.24)	(0.44)
Portfolio turnover	28	(n)	68	106	182	226	231
Net assets at end of period (000 omitted)	$8,674		$8,720	$5,949	$4,589	$3,133	$2,390
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.33	(a)	1.38	1.43	1.53	1.40	1.44

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R4			2012	2011	2010	2009		2008

Net asset value, beginning of period	$17.15		$14.76	$11.98	$11.21	$12.58		$13.43
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.14)	$(0.05)	$(0.08)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		2.53	2.83	0.85	(1.37)		(0.82)
Total from investment operations	$0.85		$2.39	$2.78	$0.77	$(1.37)		$(0.85)
Net asset value, end of period (x)	$18.00		$17.15	$14.76	$11.98	$11.21		$12.58
Total return (%) (r)(s)(x)	4.96	(n)	16.19	23.21	6.87	(10.89)		(6.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.20	1.26	1.39	1.54		1.35
Expenses after expense reductions (f)	1.29	(a)	1.20	1.26	1.36	1.18		1.20
Net investment loss	(0.39	)(a)	(0.84)	(0.32)	(0.65)	(0.02)		(0.24)
Portfolio turnover	28	(n)	68	106	182	226		231
Net assets at end of period (000 omitted)	$962		$823	$368	$445	$153		$76
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.08	(a)	1.12	1.17	1.31	1.15		1.19

See Notes to Financial Statements

20

Financial Highlights – continued

Class R5	Period ended 2/28/13 (i)
	(unaudited)
Net asset value, beginning of period	$17.68
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.75
Total from investment operations	$0.74
Net asset value, end of period (x)	$18.42
Total return (%) (r)(s)(x)	4.19	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)
Expenses after expense reductions (f)	1.07	(a)
Net investment loss	(0.34	)(a)
Portfolio turnover	28	(n)
Net assets at end of period (000 omitted)	$104
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.99	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2008, would have each been lower by approximately 0.55%.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Technology Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impacts of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally

22

Notes to Financial Statements (unaudited) – continued

valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

23

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$230,559,542	$—	$—	$230,559,542
Israel	1,434,255	—	—	1,434,255
Netherlands	—	1,146,536	—	1,146,536
Short Term Securities	—	986,900	—	986,900
Mutual Funds	545,791	—	—	545,791
Total Investments	$232,539,588	$2,133,436	$—	$234,673,024
Short Sales	$(5,618,057)	$—	$—	$(5,618,057)

Other Financial Instruments
Written Options	(24,310)	—	—	(24,310)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,146,536 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

24

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Equity Options	$—	$(24,310)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(1,804,937)	$527,499

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended February 28, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$81,283	$(15,160)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a

25

Notes to Financial Statements (unaudited) – continued

reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted

26

Notes to Financial Statements (unaudited) – continued

to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended February 28, 2013:

	Number of Contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	24,603	921,858
Options closed	(5,815)	(210,474)
Options exercised	(3,907)	(146,294)
Options expired	(14,694)	(555,940)
Outstanding, end of period	187	$9,150

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any

27

Notes to Financial Statements (unaudited) – continued

premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2013, this expense amounted to $255,613. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

28

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and straddle loss deferrals.

The fund declared no distributions for the current period or for the year ended August 31, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/13
Cost of investments	$197,001,200
Gross appreciation	40,994,636
Gross depreciation	(3,322,812)
Net unrealized appreciation (depreciation)	$37,671,824

As of 8/31/12
Capital loss carryforwards	(4,909,196)
Late year ordinary loss deferral	(1,730,842)
Other temporary differences	(2,480,673)
Net unrealized appreciation (depreciation)	22,064,560

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or

29

Notes to Financial Statements (unaudited) – continued

long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/17	$(4,909,196)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity) such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.63%	2.38%	2.38%	1.38%	2.38%	1.88%	1.63%	1.38%

Effective January 1, 2013 this written agreement was eliminated. For the period ended February 28, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $26,377 for the six months ended February 28, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

30

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$175,125
Class B	0.75%	0.25%	1.00%	1.00%	63,294
Class C	0.75%	0.25%	1.00%	1.00%	118,395
Class R1	0.75%	0.25%	1.00%	1.00%	7,767
Class R2	0.25%	0.25%	0.50%	0.50%	41,856
Class R3	—	0.25%	0.25%	0.25%	11,372
Total Distribution and Service Fees					$417,809

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2013, were as follows:

Amount
Class A	$213
Class B	7,243
Class C	679

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2013, the fee was $64,923, which equated to 0.0565% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $153,380.

31

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.0178% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $51 and the Retirement Deferral plan resulted in an expense of $2,533. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $37,251 at February 28, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $711 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $202, which is shown as a reduction of total expenses in the

32

Notes to Financial Statements (unaudited) – continued

Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 31, 2012, MFS purchased 5,656 shares of Class R5 for an aggregate amount of $100,000.

At February 28, 2013 MFS held 100% of the outstanding shares of Class R5.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $65,141,272 and $79,642,459, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/13 (i)		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,176,802	$20,209,962	4,385,487	$68,224,840
Class B	80,631	1,249,943	249,166	3,681,517
Class C	156,079	2,432,189	452,692	6,675,463
Class I	807,505	14,133,190	825,858	13,582,625
Class R1	23,403	359,138	65,270	952,929
Class R2	156,489	2,564,037	449,751	6,881,970
Class R3	82,463	1,424,356	217,083	3,429,874
Class R4	17,791	309,706	33,836	580,313
Class R5	5,656	100,000	—	—
	2,506,819	$42,782,521	6,679,143	$104,009,531

Shares reacquired
Class A	(2,046,959)	$(34,563,917)	(2,516,406)	$(39,626,319)
Class B	(119,786)	(1,875,276)	(259,722)	(3,774,776)
Class C	(238,835)	(3,736,053)	(336,739)	(4,866,313)
Class I	(307,364)	(5,313,612)	(295,603)	(4,806,624)
Class R1	(34,948)	(545,016)	(93,859)	(1,325,651)
Class R2	(359,148)	(5,952,632)	(489,349)	(7,511,245)
Class R3	(108,743)	(1,872,247)	(108,503)	(1,713,405)
Class R4	(12,331)	(206,918)	(10,799)	(175,755)
	(3,228,114)	$(54,065,671)	(4,110,980)	$(63,800,088)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/13 (i)		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Net change
Class A	(870,157)	$(14,353,955)	1,869,081	$28,598,521
Class B	(39,155)	(625,333)	(10,556)	(93,259)
Class C	(82,756)	(1,303,864)	115,953	1,809,150
Class I	500,141	8,819,578	530,255	8,776,001
Class R1	(11,545)	(185,878)	(28,589)	(372,722)
Class R2	(202,659)	(3,388,595)	(39,598)	(629,275)
Class R3	(26,280)	(447,891)	108,580	1,716,469
Class R4	5,460	102,788	23,037	404,558
Class R5	5,656	100,000	—	—
	(721,295)	$(11,283,150)	2,568,163	$40,209,443

(i)	For Class R5, the period is from inception, January 2, 2013, though the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2013, the fund’s commitment fee and interest expense were $715 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,655,233	47,675,107	(49,784,549)	545,791

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,448	$545,791

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2013

MFS® VALUE FUND

EIF-SEM

MFS® VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain.

However, large-scale early repayments of European Central Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 12, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Philip Morris International, Inc.	3.7%
JPMorgan Chase & Co.	3.6%
Pfizer, Inc.	3.4%
Johnson & Johnson	3.3%
Lockheed Martin Corp.	2.9%
Accenture PLC, “A”	2.2%
Goldman Sachs Group, Inc.	2.2%
Wells Fargo & Co.	2.0%
United Technologies Corp.	2.0%
International Business Machines Corp.	2.0%

Equity sectors
Financial Services	21.2%
Health Care	13.7%
Consumer Staples	13.0%
Industrial Goods & Services	11.6%
Leisure	7.7%
Energy	6.6%
Utilities & Communications	4.5%
Technology	4.2%
Retailing	4.0%
Basic Materials	3.9%
Special Products & Services	3.1%
Autos & Housing	2.8%
Transportation	2.2%

Percentages are based on net assets as of 2/28/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2012 through February 28, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
A	Actual	0.91%	$1,000.00	$1,115.69	$4.77
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
B	Actual	1.66%	$1,000.00	$1,111.98	$8.69
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
C	Actual	1.66%	$1,000.00	$1,112.17	$8.69
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
I	Actual	0.66%	$1,000.00	$1,117.37	$3.46
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
R1	Actual	1.66%	$1,000.00	$1,111.59	$8.69
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
R2	Actual	1.16%	$1,000.00	$1,114.83	$6.08
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81
R3	Actual	0.91%	$1,000.00	$1,116.04	$4.77
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
R4	Actual	0.66%	$1,000.00	$1,117.54	$3.47
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
R5	Actual	0.56%	$1,000.00	$1,118.17	$2.94
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
529A	Actual	0.96%	$1,000.00	$1,116.21	$5.04
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
529B	Actual	1.71%	$1,000.00	$1,111.29	$8.95
	Hypothetical (h)	1.71%	$1,000.00	$1,016.31	$8.55
529C	Actual	1.71%	$1,000.00	$1,111.87	$8.95
	Hypothetical (h)	1.71%	$1,000.00	$1,016.31	$8.55

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.92%, 1.67%, 1.67%, 0.67%, 1.67%, 1.17%, 0.92%, 0.67%, 0.57%, 0.97%, 1.72%, and 1.72% for Classes A, B, C, I, R1, R2, R3, R4, R5, 529A, 529B, and 529C, respectively; the actual expenses paid during the period would have been approximately $4.83, $8.74, $8.75, $3.52, $8.74, $6.13, $4.83, $3.52, $2.99, $5.09, $9.00, and $9.01 for

Expense Table – continued

Classes A, B, C, I, R1, R2, R3, R4, R5, 529A, 529B, and 529C, respectively; and the hypothetical expenses paid during the period would have been approximately $4.61, $8.35, $8.35, $3.36, $8.35, $5.86, $4.61, $3.36, $2.86, $4.86, $8.60, and $8.60 for Classes A, B, C, I, R1, R2, R3, R4, R5, 529A, 529B, and 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)
Aerospace - 7.7%
Honeywell International, Inc.	6,038,380	$423,290,439
Lockheed Martin Corp.	7,834,199	689,409,512
Northrop Grumman Corp.	3,326,508	218,485,045
United Technologies Corp.	5,204,375	471,256,156

		$1,802,441,152
Alcoholic Beverages - 1.8%
Diageo PLC	14,049,262	$421,165,789

Automotive - 1.8%
Delphi Automotive PLC	3,428,213	$143,470,714
General Motors Co. (a)	1,677,152	45,534,677
Johnson Controls, Inc.	7,494,872	235,863,622

		$424,869,013
Broadcasting - 4.1%
Omnicom Group, Inc.	4,869,919	$280,166,440
Viacom, Inc., “B”	4,748,428	277,593,101
Walt Disney Co.	7,603,757	415,089,095

		$972,848,636
Brokerage & Asset Managers - 2.1%
BlackRock, Inc.	1,277,004	$306,161,709
Franklin Resources, Inc.	1,380,963	195,061,024

		$501,222,733
Business Services - 3.1%
Accenture PLC, “A”	6,997,015	$520,298,035
Dun & Bradstreet Corp.	1,274,094	102,691,976
Fiserv, Inc. (a)	1,402,462	115,156,155

		$738,146,166
Cable TV - 1.0%
Comcast Corp., “Special A”	5,989,328	$229,451,156

Chemicals - 3.1%
3M Co.	3,965,452	$412,407,008
PPG Industries, Inc.	2,430,965	327,353,747

		$739,760,755

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 1.4%
Oracle Corp.	9,756,937	$334,272,662

Computer Software - Systems - 2.2%
Hewlett-Packard Co.	2,163,775	$43,578,429
International Business Machines Corp.	2,336,079	469,154,746

		$512,733,175
Construction - 1.0%
Stanley Black & Decker, Inc.	3,034,659	$238,827,663

Consumer Products - 0.5%
Procter & Gamble Co.	1,518,790	$115,701,422

Electrical Equipment - 2.7%
Danaher Corp.	4,806,165	$296,059,764
Pentair Ltd.	1,775,260	94,568,100
Tyco International Ltd.	7,904,035	253,008,160

		$643,636,024
Electronics - 0.6%
Intel Corp.	7,043,300	$146,852,805

Energy - Independent - 2.7%
Apache Corp.	1,582,644	$117,542,970
EOG Resources, Inc.	1,244,047	156,389,148
Occidental Petroleum Corp.	4,250,785	349,967,129

		$623,899,247
Energy - Integrated - 3.9%
Chevron Corp.	3,815,915	$447,034,442
Exxon Mobil Corp.	5,216,692	467,154,769

		$914,189,211
Engineering - Construction - 0.2%
Fluor Corp.	572,749	$35,453,163

Food & Beverages - 5.6%
Coca-Cola Enterprises, Inc.	1,868,330	$66,848,847
Dr Pepper Snapple Group, Inc.	2,329,390	101,607,992
General Mills, Inc.	8,128,852	375,959,405
Groupe Danone	3,324,687	230,360,506
J.M. Smucker Co.	689,849	65,742,610
Kellogg Co.	1,389,954	84,092,217

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Nestle S.A.	4,179,581	$291,681,690
PepsiCo, Inc.	1,359,114	102,980,068

		$1,319,273,335
Food & Drug Stores - 1.5%
CVS Caremark Corp.	6,866,039	$350,991,914

General Merchandise - 1.7%
Kohl’s Corp.	1,330,132	$61,319,085
Target Corp.	5,381,928	338,846,187

		$400,165,272
Insurance - 7.0%
ACE Ltd.	3,149,299	$268,918,642
Aon PLC	3,679,466	224,778,578
Chubb Corp.	2,031,289	170,689,215
MetLife, Inc.	10,996,441	389,713,869
Prudential Financial, Inc.	4,780,991	265,679,670
Travelers Cos., Inc.	4,064,418	326,860,496

		$1,646,640,470
Leisure & Toys - 0.9%
Hasbro, Inc.	4,985,972	$199,538,599

Machinery & Tools - 0.9%
Eaton Corp. PLC	3,529,200	$218,704,524

Major Banks - 11.1%
Bank of New York Mellon Corp.	13,465,717	$365,459,559
Goldman Sachs Group, Inc.	3,459,133	518,039,758
JPMorgan Chase & Co.	17,132,870	838,140,000
PNC Financial Services Group, Inc.	2,573,085	160,534,773
State Street Corp.	4,587,410	259,601,532
Wells Fargo & Co.	13,616,139	477,654,156

		$2,619,429,778
Medical & Health Technology & Services - 0.7%
Express Scripts Holding Co. (a)	1,049,620	$59,733,874
Quest Diagnostics, Inc.	1,914,706	107,549,036

		$167,282,910
Medical Equipment - 4.2%
Abbott Laboratories	5,424,323	$183,287,874
Becton, Dickinson & Co.	1,395,469	122,885,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Medtronic, Inc.	5,756,140	$258,796,054
St. Jude Medical, Inc.	4,572,388	187,467,908
Thermo Fisher Scientific, Inc.	3,271,403	241,429,541

		$993,866,377
Other Banks & Diversified Financials - 1.0%
MasterCard, Inc., “A”	177,274	$91,796,023
Western Union Co.	10,911,638	153,090,281

		$244,886,304
Pharmaceuticals - 8.8%
AbbVie, Inc.	4,089,323	$150,977,805
Johnson & Johnson	10,108,865	769,385,715
Merck & Co., Inc.	4,796,969	204,974,485
Pfizer, Inc.	29,277,955	801,337,628
Roche Holding AG	626,032	142,734,746
Zoetis, Inc. (a)	260,740	8,721,753

		$2,078,132,132
Printing & Publishing - 1.1%
McGraw-Hill Cos., Inc.	2,031,220	$94,553,291
Moody’s Corp.	3,370,329	161,978,012

		$256,531,303
Railroad & Shipping - 0.5%
Canadian National Railway Co.	1,150,011	$116,611,115

Restaurants - 0.6%
McDonald’s Corp.	1,480,350	$141,965,565

Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc.	2,291,180	$197,820,481

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	1,734,110	$132,381,957
Staples, Inc.	4,860,321	64,059,031

		$196,440,988
Telecommunications - Wireless - 1.5%
Vodafone Group PLC	140,191,741	$352,088,261

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 2.5%
AT&T, Inc.	10,682,278	$383,600,603
Verizon Communications, Inc.	4,217,510	196,240,740

		$579,841,343
Tobacco - 5.1%
Altria Group, Inc.	3,523,265	$118,205,541
Lorillard, Inc.	5,791,073	223,187,953
Philip Morris International, Inc.	9,403,902	862,808,009

		$1,204,201,503
Trucking - 1.7%
United Parcel Service, Inc., “B”	4,698,179	$388,304,494

Utilities - Electric Power - 0.4%
PPL Corp.	1,400,299	$43,157,215
Public Service Enterprise Group, Inc.	1,379,295	44,951,224

		$88,108,439
Total Common Stocks (Identified Cost, $17,815,452,434)		$23,156,295,879

Convertible Preferred Stocks - 0.2%
Aerospace - 0.1%
United Technologies Corp., 7.5%	364,100	$21,208,825

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	426,576	$23,376,365
Total Convertible Preferred Stocks (Identified Cost, $39,667,155)		$44,585,190

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	286,525,599	$286,525,599
Total Investments (Identified Cost, $18,141,645,188)		$23,487,406,668

Other Assets, Less Liabilities - 0.3%		65,079,523
Net Assets - 100.0%		$23,552,486,191

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $17,855,119,589)	$23,200,881,069
Underlying affiliated funds, at cost and value	286,525,599
Total investments, at value (identified cost, $18,141,645,188)	$23,487,406,668
Cash	1,590,498
Receivables for
Investments sold	38,728,058
Fund shares sold	85,718,828
Interest and dividends	70,876,044
Other assets	127,853
Total assets	$23,684,447,949
Liabilities
Payables for
Investments purchased	$72,931,526
Fund shares reacquired	49,108,145
Payable to affiliates
Investment adviser	680,349
Shareholder servicing costs	8,704,054
Distribution and service fees	191,655
Program manager fees	36
Payable for independent Trustees’ compensation	4,668
Accrued expenses and other liabilities	341,325
Total liabilities	$131,961,758
Net assets	$23,552,486,191
Net assets consist of
Paid-in capital	$18,354,990,254
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,345,708,364
Accumulated distributions in excess of net realized gain on investments and foreign currency	(223,497,574)
Undistributed net investment income	75,285,147
Net assets	$23,552,486,191
Shares of beneficial interest outstanding	860,963,983

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,121,634,467	260,629,061	$27.32
Class B	167,245,879	6,153,583	27.18
Class C	969,503,631	35,832,157	27.06
Class I	9,057,022,384	329,847,372	27.46
Class R1	32,474,642	1,207,919	26.88
Class R2	538,738,574	19,880,034	27.10
Class R3	1,154,233,725	42,355,768	27.25
Class R4	2,913,324,938	106,584,231	27.33
Class R5	1,584,779,837	57,973,885	27.34
Class 529A	9,591,929	353,227	27.16
Class 529B	988,708	36,804	26.86
Class 529C	2,947,477	109,942	26.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $28.99 [100 / 94.25 x $27.32] and $28.82 [100 / 94.25 x $27.16], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$307,885,191
Interest	109,679
Dividends from underlying affiliated funds	224,284
Foreign taxes withheld	(567,630)
Total investment income	$307,651,524
Expenses
Management fee	$57,879,726
Distribution and service fees	16,662,954
Program manager fees	6,242
Shareholder servicing costs	12,126,221
Administrative services fee	264,239
Independent Trustees’ compensation	97,489
Custodian fee	257,216
Shareholder communications	514,867
Audit and tax fees	27,263
Legal fees	119,108
Miscellaneous	660,322
Total expenses	$88,615,647
Fees paid indirectly	(139)
Reduction of expenses by investment adviser and distributor	(1,695,480)
Net expenses	$86,920,028
Net investment income	$220,731,496
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(32,141,378)
Foreign currency	(135,250)
Net realized gain (loss) on investments and foreign currency	$(32,276,628)
Change in unrealized appreciation (depreciation)
Investments	$2,223,437,985
Translation of assets and liabilities in foreign currencies	51,091
Net unrealized gain (loss) on investments and foreign currency translation	$2,223,489,076
Net realized and unrealized gain (loss) on investments and foreign currency	$2,191,212,448
Change in net assets from operations	$2,411,943,944

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/13 (unaudited)	Year ended 8/31/12
From operations
Net investment income	$220,731,496	$346,024,592
Net realized gain (loss) on investments and foreign currency	(32,276,628)	643,305,033
Net unrealized gain (loss) on investments and foreign currency translation	2,223,489,076	1,685,564,127
Change in net assets from operations	$2,411,943,944	$2,674,893,752
Distributions declared to shareholders
From net investment income	$(212,113,555)	$(327,177,582)
From net realized gain on investments	(153,940,584)	—
Total distributions declared to shareholders	$(366,054,139)	$(327,177,582)
Change in net assets from fund share transactions	$899,690,202	$2,172,787,694
Total change in net assets	$2,945,580,007	$4,520,503,864
Net assets
At beginning of period	20,606,906,184	16,086,402,320
At end of period (including undistributed net investment income of $75,285,147 and $66,667,206, respectively)	$23,552,486,191	$20,606,906,184

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.90		$21.83	$19.46	$19.39	$23.75	$28.11
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.43	$0.34	$0.32	$0.34	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	2.59		3.05	2.35	0.06 (g)	(4.35)	(2.43)
Total from investment operations	$2.84		$3.48	$2.69	$0.38	$(4.01)	$(2.11)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.41)	$(0.32)	$(0.31)	$(0.35)	$(0.31)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.42)		$(0.41)	$(0.32)	$(0.31)	$(0.35)	$(2.25)
Net asset value, end of period (x)	$27.32		$24.90	$21.83	$19.46	$19.39	$23.75
Total return (%) (r)(s)(t)(x)	11.57	(n)	16.16	13.78	1.88	(16.75)	(8.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.95	0.95	0.98	1.09	1.11
Expenses after expense reductions (f)	0.91	(a)	0.93	0.94	0.98	1.09	1.10
Net investment income	1.95	(a)	1.86	1.49	1.54	1.94	1.24
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$7,121,634		$6,628,244	$5,086,069	$4,980,816	$4,665,411	$5,724,586

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.76		$21.70	$19.34	$19.26	$23.59	$27.92
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.26	$0.16	$0.16	$0.22	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.59		3.03	2.34	0.07 (g)	(4.34)	(2.41)
Total from investment operations	$2.74		$3.29	$2.50	$0.23	$(4.12)	$(2.26)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.23)	$(0.14)	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.32)		$(0.23)	$(0.14)	$(0.15)	$(0.21)	$(2.07)
Net asset value, end of period (x)	$27.18		$24.76	$21.70	$19.34	$19.26	$23.59
Total return (%) (r)(s)(t)(x)	11.20	(n)	15.28	12.92	1.14	(17.36)	(8.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.70	1.70	1.73	1.79	1.76
Expenses after expense reductions (f)	1.66	(a)	1.68	1.69	1.73	1.79	1.75
Net investment income	1.19	(a)	1.11	0.73	0.80	1.26	0.58
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$167,246		$167,949	$182,654	$238,473	$371,270	$672,484

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.65		$21.62	$19.27	$19.21	$23.54	$27.88
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.25	$0.17	$0.16	$0.22	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.58		3.02	2.33	0.06 (g)	(4.33)	(2.41)
Total from investment operations	$2.73		$3.27	$2.50	$0.22	$(4.11)	$(2.26)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.24)	$(0.15)	$(0.16)	$(0.22)	$(0.14)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.32)		$(0.24)	$(0.15)	$(0.16)	$(0.22)	$(2.08)
Net asset value, end of period (x)	$27.06		$24.65	$21.62	$19.27	$19.21	$23.54
Total return (%) (r)(s)(t)(x)	11.22	(n)	15.23	12.97	1.11	(17.35)	(8.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.69	1.70	1.73	1.79	1.76
Expenses after expense reductions (f)	1.66	(a)	1.68	1.69	1.73	1.79	1.75
Net investment income	1.20	(a)	1.11	0.74	0.79	1.24	0.59
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$969,504		$906,572	$871,026	$832,696	$776,373	$950,299

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$25.02		$21.94	$19.55	$19.48	$23.87	$28.24
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.49	$0.40	$0.37	$0.40	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	2.61		3.06	2.37	0.06 (g)	(4.38)	(2.44)
Total from investment operations	$2.89		$3.55	$2.77	$0.43	$(3.98)	$(2.03)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.47)	$(0.38)	$(0.36)	$(0.41)	$(0.40)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.45)		$(0.47)	$(0.38)	$(0.36)	$(0.41)	$(2.34)
Net asset value, end of period (x)	$27.46		$25.02	$21.94	$19.55	$19.48	$23.87
Total return (%) (r)(s)(x)	11.74	(n)	16.42	14.10	2.12	(16.53)	(7.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.70	0.70	0.73	0.79	0.76
Expenses after expense reductions (f)	0.66	(a)	0.68	0.69	0.73	0.79	0.75
Net investment income	2.20	(a)	2.11	1.75	1.79	2.26	1.60
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$9,057,022		$7,472,693	$5,272,157	$3,289,827	$2,335,922	$1,663,139

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.50		$21.48	$19.15	$19.09	$23.42	$27.76
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.25	$0.17	$0.16	$0.21	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.55		3.01	2.32	0.06 (g)	(4.31)	(2.40)
Total from investment operations	$2.70		$3.26	$2.49	$0.22	$(4.10)	$(2.26)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.24)	$(0.16)	$(0.16)	$(0.23)	$(0.14)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.32)		$(0.24)	$(0.16)	$(0.16)	$(0.23)	$(2.08)
Net asset value, end of period (x)	$26.88		$24.50	$21.48	$19.15	$19.09	$23.42
Total return (%) (r)(s)(x)	11.16	(n)	15.29	12.95	1.13	(17.38)	(8.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.69	1.70	1.73	1.78	1.81
Expenses after expense reductions (f)	1.66	(a)	1.68	1.69	1.73	1.78	1.79
Net investment income	1.20	(a)	1.10	0.74	0.80	1.24	0.54
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$32,475		$32,389	$33,806	$32,934	$30,690	$25,252

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.69		$21.66	$19.31	$19.24	$23.59	$27.94
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.37	$0.28	$0.26	$0.30	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	2.58		3.01	2.34	0.07 (g)	(4.33)	(2.42)
Total from investment operations	$2.80		$3.38	$2.62	$0.33	$(4.03)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.35)	$(0.27)	$(0.26)	$(0.32)	$(0.26)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.39)		$(0.35)	$(0.27)	$(0.26)	$(0.32)	$(2.20)
Net asset value, end of period (x)	$27.10		$24.69	$21.66	$19.31	$19.24	$23.59
Total return (%) (r)(s)(x)	11.48	(n)	15.80	13.51	1.66	(16.96)	(8.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.20	1.20	1.23	1.29	1.30
Expenses after expense reductions (f)	1.16	(a)	1.18	1.19	1.23	1.28	1.28
Net investment income	1.70	(a)	1.61	1.24	1.29	1.73	1.10
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$538,739		$517,005	$496,236	$426,938	$286,115	$246,027
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.83		$21.78	$19.41	$19.34	$23.71	$28.07
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.43	$0.34	$0.31	$0.34	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	2.59		3.03	2.35	0.07 (g)	(4.35)	(2.43)
Total from investment operations	$2.84		$3.46	$2.69	$0.38	$(4.01)	$(2.10)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.41)	$(0.32)	$(0.31)	$(0.36)	$(0.32)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.42)		$(0.41)	$(0.32)	$(0.31)	$(0.36)	$(2.26)
Net asset value, end of period (x)	$27.25		$24.83	$21.78	$19.41	$19.34	$23.71
Total return (%) (r)(s)(x)	11.60	(n)	16.11	13.82	1.90	(16.75)	(8.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.95	0.95	0.99	1.03	1.06
Expenses after expense reductions (f)	0.91	(a)	0.93	0.94	0.98	1.03	1.04
Net investment income	1.95	(a)	1.86	1.49	1.53	1.94	1.29
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$1,154,234		$1,022,504	$763,670	$587,645	$341,993	$190,002

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.90		$21.84	$19.47	$19.39	$23.77	$28.13
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.49	$0.40	$0.36	$0.37	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		3.04	2.35	0.08 (g)	(4.34)	(2.43)
Total from investment operations	$2.88		$3.53	$2.75	$0.44	$(3.97)	$(2.03)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.47)	$(0.38)	$(0.36)	$(0.41)	$(0.39)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.45)		$(0.47)	$(0.38)	$(0.36)	$(0.41)	$(2.33)
Net asset value, end of period (x)	$27.33		$24.90	$21.84	$19.47	$19.39	$23.77
Total return (%) (r)(s)(x)	11.75	(n)	16.40	14.05	2.18	(16.56)	(7.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.70	0.70	0.74	0.77	0.80
Expenses after expense reductions (f)	0.66	(a)	0.68	0.69	0.73	0.77	0.78
Net investment income	2.21	(a)	2.10	1.74	1.77	2.10	1.58
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$2,913,325		$2,907,088	$2,036,438	$1,266,492	$652,906	$194,753

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R5(y)			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.90		$21.81	$19.44	$19.37	$23.74	$28.11
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.46	$0.37	$0.35	$0.37	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	2.61		3.08	2.35	0.06 (g)	(4.35)	(2.42)
Total from investment operations	$2.90		$3.54	$2.72	$0.41	$(3.98)	$(2.05)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.45)	$(0.35)	$(0.34)	$(0.39)	$(0.38)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.46)		$(0.45)	$(0.35)	$(0.34)	$(0.39)	$(2.32)
Net asset value, end of period (x)	$27.34		$24.90	$21.81	$19.44	$19.37	$23.74
Total return (%) (r)(s)(x)	11.82	(n)	16.48	13.96	2.04	(16.61)	(8.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.77	0.80	0.83	0.89	0.87
Expenses after expense reductions (f)	0.56	(a)	0.76	0.79	0.83	0.88	0.85
Net investment income	2.27	(a)	1.98	1.63	1.70	2.12	1.54
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$1,584,780		$940,695	$1,334,446	$1,393,429	$999,969	$581,005

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.74		$21.70	$19.34	$19.28	$23.62	$27.96
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.42	$0.32	$0.29	$0.32	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		3.02	2.34	0.06 (g)	(4.33)	(2.42)
Total from investment operations	$2.84		$3.44	$2.66	$0.35	$(4.01)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.40)	$(0.30)	$(0.29)	$(0.33)	$(0.25)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.42)		$(0.40)	$(0.30)	$(0.29)	$(0.33)	$(2.19)
Net asset value, end of period (x)	$27.16		$24.74	$21.70	$19.34	$19.28	$23.62
Total return (%) (r)(s)(t)(x)	11.62	(n)	16.06	13.71	1.74	(16.84)	(8.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.05	1.05	1.08	1.19	1.30
Expenses after expense reductions (f)	0.96	(a)	0.98	1.03	1.08	1.19	1.28
Net investment income	1.90	(a)	1.80	1.40	1.44	1.84	1.05
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$9,592		$8,195	$6,315	$5,192	$5,008	$6,025

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.48		$21.45	$19.12	$19.06	$23.37	$27.69
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.24	$0.14	$0.14	$0.20	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.55		3.01	2.32	0.06 (g)	(4.30)	(2.39)
Total from investment operations	$2.69		$3.25	$2.46	$0.20	$(4.10)	$(2.29)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.22)	$(0.13)	$(0.14)	$(0.21)	$(0.09)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.31)		$(0.22)	$(0.13)	$(0.14)	$(0.21)	$(2.03)
Net asset value, end of period (x)	$26.86		$24.48	$21.45	$19.12	$19.06	$23.37
Total return (%) (r)(s)(t)(x)	11.13	(n)	15.27	12.84	1.01	(17.46)	(9.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.79	1.80	1.83	1.89	1.95
Expenses after expense reductions (f)	1.71	(a)	1.73	1.78	1.83	1.89	1.94
Net investment income	1.15	(a)	1.05	0.64	0.70	1.15	0.40
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$989		$963	$1,147	$1,198	$1,215	$1,624

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.43		$21.43	$19.11	$19.05	$23.35	$27.67
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.24	$0.15	$0.14	$0.20	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.56		2.99	2.31	0.07 (g)	(4.30)	(2.39)
Total from investment operations	$2.70		$3.23	$2.46	$0.21	$(4.10)	$(2.29)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.23)	$(0.14)	$(0.15)	$(0.20)	$(0.09)
From net realized gain on investments	(0.18)		—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.32)		$(0.23)	$(0.14)	$(0.15)	$(0.20)	$(2.03)
Net asset value, end of period (x)	$26.81		$24.43	$21.43	$19.11	$19.05	$23.35
Total return (%) (r)(s)(t)(x)	11.19	(n)	15.18	12.82	1.06	(17.45)	(9.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.79	1.80	1.83	1.89	1.95
Expenses after expense reductions (f)	1.71	(a)	1.73	1.78	1.83	1.89	1.94
Net investment income	1.15	(a)	1.06	0.65	0.69	1.15	0.40
Portfolio turnover	6	(n)	14	17	22	33	31
Net assets at end of period (000 omitted)	$2,947		$2,610	$2,438	$2,180	$1,710	$2,282

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

Financial Highlights – continued

(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Value Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in

Notes to Financial Statements (unaudited) – continued

determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$21,646,238,962	$—	$—	$21,646,238,962
United Kingdom	352,088,261	421,165,789	—	773,254,050
Switzerland	—	434,416,436	—	434,416,436
France	—	230,360,506	—	230,360,506
Canada	116,611,115	—	—	116,611,115
Mutual Funds	286,525,599	—	—	286,525,599
Total Investments	$22,401,463,937	$1,085,942,731	$—	$23,487,406,668

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $664,776,942 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated

Notes to Financial Statements (unaudited) – continued

between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2013 there were no securities on loan or collateral outstanding

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

Notes to Financial Statements (unaudited) – continued

statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, write-off of capital loss carryforwards, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/12
Ordinary income (including any short-term capital gains)	$327,177,582

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/13
Cost of investments	$18,298,651,113
Gross appreciation	5,367,729,807
Gross depreciation	(178,974,252)
Net unrealized appreciation (depreciation)	$5,188,755,555

As of 8/31/12
Undistributed ordinary income	66,672,267
Undistributed long-term capital gain	153,933,923
Capital loss carryforwards	(34,208,360)
Other temporary differences	(109,268)
Net unrealized appreciation (depreciation)	2,965,317,570

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/16	$(34,208,360)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Strategic Value Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are

Notes to Financial Statements (unaudited) – continued

declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/13	Year ended 8/31/12	Six months ended 2/28/13	Year ended 8/31/12
Class A	$63,534,838	$98,708,200	$48,212,677	$—
Class B	927,431	1,726,725	1,187,967	—
Class C	5,198,056	9,100,000	6,592,979	—
Class I	84,193,240	120,549,342	56,611,637	—
Class R1	185,293	349,942	235,781	—
Class R2	4,267,060	7,834,093	3,723,631	—
Class R3	9,950,001	16,118,766	7,594,960	—
Class R4	32,794,688	47,793,898	22,295,640	—
Class R5	10,961,872	24,836,399	7,394,398	—
Class 529A	79,937	123,759	63,081	—
Class 529B	5,174	10,871	7,028	—
Class 529C	15,965	25,587	20,805	—
Total	$212,113,555	$327,177,582	$153,940,584	$—

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Average daily net assets in excess of $10 billion	0.50%

The investment adviser had agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $12.5 billion. This written agreement was terminated on December 31, 2012. Effective January 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $20 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. For the six months ended February 28, 2013, this management fee reduction amounted to $1,673,384, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.52% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $922,611 and $3,590 for the six months ended February 28, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$8,436,799
Class B	0.75%	0.25%	1.00%	1.00%	827,076
Class C	0.75%	0.25%	1.00%	1.00%	4,583,587
Class R1	0.75%	0.25%	1.00%	1.00%	161,012
Class R2	0.25%	0.25%	0.50%	0.50%	1,298,100
Class R3	—	0.25%	0.25%	0.25%	1,326,701
Class 529A	—	0.25%	0.25%	0.25%	10,915
Class 529B	0.75%	0.25%	1.00%	1.00%	4,789
Class 529C	0.75%	0.25%	1.00%	1.00%	13,975
Total Distribution and Service Fees					$16,662,954

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2013, were as follows:

Amount
Class A	$15,932
Class B	89,900
Class C	26,756
Class 529B	82
Class 529C	1

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended February 28, 2013, this waiver amounted to $3,121 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2013, were as follows:

	Fee	Waiver
Class 529A	$4,366	$2,183
Class 529B	479	239
Class 529C	1,397	699
Total Program Manager Fees and Waivers	$6,242	$3,121

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2013, the fee was $1,231,307, which equated to 0.0114% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $10,894,914.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.0025% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $82 and is included in independent Trustees’ compensation for the six months ended February 28, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $4,639 at February 28, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $65,387 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $18,975, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $1,978,752,878 and $1,380,996,342, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	27,740,361	$720,402,643	101,576,026	$2,400,718,106
Class B	258,996	6,707,680	1,177,218	27,341,091
Class C	2,360,971	60,848,066	4,208,466	97,217,907
Class I	72,896,943	1,923,873,866	162,020,533	3,889,917,304
Class R1	137,027	3,484,328	346,230	7,942,833
Class R2	2,133,639	54,942,987	4,909,546	113,270,694
Class R3	5,444,991	140,736,160	15,359,979	352,757,135
Class R4	14,175,680	365,379,617	40,785,478	960,911,334
Class R5	20,679,009	528,429,980	52,410,054	1,218,231,409
Class 529A	26,641	683,131	64,477	1,492,662
Class 529B	1,187	30,131	5,300	121,535
Class 529C	11,543	293,574	16,701	387,565
	145,866,988	$3,805,812,163	382,880,008	$9,070,309,575

Shares issued to shareholders in reinvestment of distributions
Class A	3,993,507	$101,366,248	3,818,234	$86,086,303
Class B	75,780	1,915,073	68,019	1,522,062
Class C	294,376	7,406,458	242,838	5,421,963
Class I	3,729,319	95,078,035	3,531,395	80,008,450
Class R1	16,819	420,471	15,756	349,568
Class R2	304,168	7,658,997	337,968	7,539,321
Class R3	692,955	17,540,318	715,369	16,114,074
Class R4	2,119,549	53,787,078	2,054,612	46,411,632
Class R5	723,421	18,356,270	1,075,411	24,060,387
Class 529A	5,667	142,950	5,520	123,759
Class 529B	487	12,173	491	10,866
Class 529C	1,475	36,770	1,146	25,352
	11,957,523	$303,720,841	11,866,759	$267,673,737

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/13		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(37,349,105)	$(967,588,326)	(72,104,947)	$(1,686,180,512)
Class B	(964,435)	(24,931,374)	(2,877,934)	(66,122,400)
Class C	(3,598,305)	(92,018,772)	(7,970,996)	(182,992,253)
Class I	(45,494,834)	(1,191,382,189)	(107,169,770)	(2,516,493,364)
Class R1	(268,110)	(6,811,973)	(613,462)	(13,941,269)
Class R2	(3,495,772)	(89,566,204)	(7,224,225)	(165,364,122)
Class R3	(4,962,845)	(127,790,703)	(9,963,593)	(233,775,094)
Class R4	(26,439,376)	(677,254,297)	(19,348,080)	(452,651,858)
Class R5	(1,209,280)	(31,874,808)	(76,888,139)	(1,845,948,480)
Class 529A	(10,279)	(262,092)	(29,757)	(689,366)
Class 529B	(4,224)	(107,589)	(19,917)	(462,377)
Class 529C	(9,882)	(254,475)	(24,801)	(574,523)
	(123,806,447)	$(3,209,842,802)	(304,235,621)	$(7,165,195,618)

Net change
Class A	(5,615,237)	$(145,819,435)	33,289,313	$800,623,897
Class B	(629,659)	(16,308,621)	(1,632,697)	(37,259,247)
Class C	(942,958)	(23,764,248)	(3,519,692)	(80,352,383)
Class I	31,131,428	827,569,712	58,382,158	1,453,432,390
Class R1	(114,264)	(2,907,174)	(251,476)	(5,648,868)
Class R2	(1,057,965)	(26,964,220)	(1,976,711)	(44,554,107)
Class R3	1,175,101	30,485,775	6,111,755	135,096,115
Class R4	(10,144,147)	(258,087,602)	23,492,010	554,671,108
Class R5	20,193,150	514,911,442	(23,402,674)	(603,656,684)
Class 529A	22,029	563,989	40,240	927,055
Class 529B	(2,550)	(65,285)	(14,126)	(329,976)
Class 529C	3,136	75,869	(6,954)	(161,606)
	34,018,064	$899,690,202	90,511,146	$2,172,787,694

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were

Notes to Financial Statements (unaudited) – continued

automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2013, the fund’s commitment fee and interest expense were $62,558 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	84,789,410	1,597,426,347	(1,395,690,158)	286,525,599

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$224,284	$286,525,599

(8) Redemptions In-Kind

On September 13, 2011, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $14,673,898. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $4,770,592 for the fund.

On January 26, 2012, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $180,389,213. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $37,005,555 for the fund.

Notes to Financial Statements (unaudited) – continued

On April 30, 2012, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $15,721,682. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $6,044,203 for the fund.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of
Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or
240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.